      As filed with the Securities and Exchange Commission April 9, 2001.
                                                              File No. 333-52707
                                                                       811-08580
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

         Pre-Effective Amendment No.                            [ ]
                                    -------
         Post-Effective Amendment No.  6                        [X]
                                     ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     31                                   [X]
                        ---------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:
     ___  immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_  on May 1, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on _____________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

SELECT DIMENSIONS ASSETMANAGER
SEPARATE ACCOUNT THREE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
1-800-862-4397 (REGISTERED REPRESENTATIVE)                    [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


This prospectus describes information you should know before you purchase the Select Dimensions AssetManager variable annuity. Please read it carefully. Effective February 22, 2001, the Contract will no longer be available to new purchasers. Please consult with your registered representative for information regarding other variable annuities available from Hartford.



Select Dimensions AssetManager variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:


x  Flexible, because you may add Premium Payments at any time.

x Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.


x Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

--------------------------------------------------------------------------------


At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- MONEY MARKET SUB-ACCOUNT which purchases shares of Money Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- NORTH AMERICAN GOVERNMENT SECURITIES SUB-ACCOUNT which purchases shares of North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfer of existing Contract Values)



- DIVERSIFIED INCOME SUB-ACCOUNT which purchases shares of Diversified Income Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- BALANCED GROWTH SUB-ACCOUNT which purchases shares of Balanced Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- UTILITIES SUB-ACCOUNT which purchases shares of Utilities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DIVIDEND GROWTH SUB-ACCOUNT which purchases shares of Dividend Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- VALUE-ADDED MARKET SUB-ACCOUNT which purchases shares of Value-Added Market Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GROWTH SUB-ACCOUNT which purchases shares of Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- AMERICAN OPPORTUNITIES SUB-ACCOUNT which purchases shares of American Opportunities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- MID-CAP EQUITY SUB-ACCOUNT which purchases shares of Mid-Cap Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- GLOBAL EQUITY SUB-ACCOUNT which purchases shares of Global Equity Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series



- DEVELOPING GROWTH SUB-ACCOUNT which purchases shares of Developing Growth Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series

- EMERGING MARKETS SUB-ACCOUNT which purchases shares of Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (effective September 7, 1999, closed to new investments or transfers of existing Contract Value)



- HIGH YIELD SUB-ACCOUNT which purchases shares of High Yield Portfolio of The Universal Institutional Funds, Inc.



- MID-CAP VALUE SUB-ACCOUNT which purchases shares of Mid-Cap Value Portfolio of The Universal Institutional Funds, Inc.



- EMERGING MARKETS DEBT SUB-ACCOUNT which purchases shares of Emerging Markets Debt Portfolio of The Universal Institutional Funds, Inc.



- EMERGING MARKETS EQUITY SUB-ACCOUNT which purchases shares of Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc.



- FIXED INCOME SUB-ACCOUNT which purchases shares of Fixed Income Portfolio of The Universal Institutional Funds, Inc.



- ACTIVE INTERNATIONAL ALLOCATION SUB-ACCOUNT which purchases shares of Active International Allocation Portfolio of The Universal Institutional Funds, Inc.



- STRATEGIC STOCK SUB-ACCOUNT which purchases shares of Strategic Stock Portfolio of the Van Kampen Life Investment Trust



- ENTERPRISE SUB-ACCOUNT which purchases shares of Enterprise Portfolio of the Van Kampen Life Investment Trust



If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).


This Contract IS NOT:


 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency


This Contract may not be available for sale in all states.

--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2001


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2001

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
DEFINITIONS                                                       4
----------------------------------------------------------------------
FEE TABLE                                                         6
----------------------------------------------------------------------
HIGHLIGHTS                                                       12
----------------------------------------------------------------------
GENERAL CONTRACT INFORMATION                                     13
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    13
----------------------------------------------------------------------
  The Separate Account                                           13
----------------------------------------------------------------------
  The Portfolios                                                 14
----------------------------------------------------------------------
  The Investment Advisers                                        16
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  17
----------------------------------------------------------------------
THE CONTRACT                                                     18
----------------------------------------------------------------------
  Purchases and Contract Value                                   18
----------------------------------------------------------------------
  Charges and Fees                                               20
----------------------------------------------------------------------
  Death Benefit                                                  21
----------------------------------------------------------------------
  Surrenders                                                     23
----------------------------------------------------------------------
ANNUITY PAYOUTS                                                  25
----------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                         27
----------------------------------------------------------------------
OTHER INFORMATION                                                28
----------------------------------------------------------------------
  Legal Matters                                                  28
----------------------------------------------------------------------
  More Information                                               28
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       28
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         33
----------------------------------------------------------------------
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT
  PLANS                                                          34
----------------------------------------------------------------------
APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES               37
----------------------------------------------------------------------
APPENDIX III -- ACCUMULATION UNIT VALUES                         40
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.


CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals will receive a certificate rather than a Contract.



CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.



CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.


CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier.


NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.


NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

PAYEE: The person or party you designate to receive Annuity Payouts.


PREMIUM PAYMENT: Money sent to us to be invested in your Contract.


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


                                                                PRIOR TO          AFTER
                                                              ANNUITIZATION   ANNUITIZATION
-------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
SALES CHARGE IMPOSED ON PURCHASES (as a percentage of
  Premium Payments)                                               None            None
-------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (as a percentage of Premium
  Payments)                                                       None            None
-------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (1)                                         $30             $30
-------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                             1.50%           1.25%
-------------------------------------------------------------------------------------------
    Administration Charge                                         0.15%           0.15%
-------------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses                        1.65%           1.40%
-------------------------------------------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    Optional Death Benefit Charge                                 0.15%           0.15%
-------------------------------------------------------------------------------------------
    Earnings Protection Benefit Charge                            0.20%           0.20%
-------------------------------------------------------------------------------------------
    Total Separate Account Annual Expenses with all optional
     charges                                                      2.00%           1.75%
-------------------------------------------------------------------------------------------


(1) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $100,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.


The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. These Examples assume that the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, Hartford waives the Annual Maintenance Fee, so these Examples show charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


                         Annual Fund Operating Expenses
                           as of the Fund's Year End
                    (as a percentage of average net assets)



                                                                                    12B-1
                                                                                 DISTRIBUTION               TOTAL FUND
                                                                                    AND/OR        OTHER     OPERATING
                                                              MANAGEMENT FEES   SERVICING FEES   EXPENSES    EXPENSES
----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT
  SERIES:
  Money Market Portfolio                                           0.50%             N/A          0.05%       0.55%
----------------------------------------------------------------------------------------------------------------------
  North American Government Securities Portfolio (1)               0.65%             N/A          0.35%       1.00%
----------------------------------------------------------------------------------------------------------------------
  Diversified Income Portfolio                                     0.40%             N/A          0.07%       0.47%
----------------------------------------------------------------------------------------------------------------------
  Balanced Growth Portfolio                                        0.60%             N/A          0.04%       0.64%
----------------------------------------------------------------------------------------------------------------------
  Utilities Portfolio                                              0.65%             N/A          0.04%       0.69%
----------------------------------------------------------------------------------------------------------------------
  Dividend Growth Portfolio                                        0.60%             N/A          0.03%       0.63%
----------------------------------------------------------------------------------------------------------------------
  Value-Added Market Portfolio                                     0.50%             N/A          0.04%       0.54%
----------------------------------------------------------------------------------------------------------------------
  Growth Portfolio                                                 0.80%             N/A          0.08%       0.88%
----------------------------------------------------------------------------------------------------------------------
  American Opportunities Portfolio                                 0.61%             N/A          0.03%       0.64%
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Portfolio                                         0.75%             N/A          0.04%       0.79%
----------------------------------------------------------------------------------------------------------------------
  Global Equity Portfolio                                          1.00%             N/A          0.06%       1.06%
----------------------------------------------------------------------------------------------------------------------
  Developing Growth Portfolio                                      0.50%             N/A          0.06%       0.56%
----------------------------------------------------------------------------------------------------------------------
  Emerging Markets Portfolio (1)                                   1.25%             N/A          0.29%       1.54%
----------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
  High Yield Portfolio (2)                                         0.50%             N/A          0.54%       1.04%
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Value Portfolio (2)                                      0.75%             N/A          0.52%       1.27%
----------------------------------------------------------------------------------------------------------------------
  Emerging Markets Debt Portfolio (2)                              0.80%             N/A          0.81%       1.61%
----------------------------------------------------------------------------------------------------------------------
  Emerging Markets Equity Portfolio (2)                            1.25%             N/A          0.71%       1.96%
----------------------------------------------------------------------------------------------------------------------
  Fixed Income Portfolio (2)                                       0.40%             N/A          0.49%       0.89%
----------------------------------------------------------------------------------------------------------------------
  Active International Allocation Portfolio (2)                    0.80%             N/A          1.26%       2.06%
----------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST:
  Strategic Stock Portfolio (3)                                    0.50%             N/A          0.53%       1.03%
----------------------------------------------------------------------------------------------------------------------
  Enterprise Portfolio                                             0.50%             N/A          0.10%       0.60%
----------------------------------------------------------------------------------------------------------------------



(1) Closed to new investments or transfers of existing Contract Values.



(2) The Management Fee and Other Expenses have been reduced to reflect a voluntary waiver of a portion or all of the Management Fee and the reimbursement of Other Expenses by the portfolio's adviser. The adviser may terminate this voluntary waiver at any time at its sole discretion. Including such reductions, expenses would be as follows:



                                                                                            TOTAL FUND
                                                                                 OTHER      OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES     EXPENSES
-------------------------------------------------------------------------------------------------------
High Yield                                                         0.26%         0.54%        0.80%
-------------------------------------------------------------------------------------------------------
Mid-Cap Value                                                      0.53%         0.52%        1.05%
-------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                              0.59%         0.81%        1.40%
-------------------------------------------------------------------------------------------------------
Emerging Markets Equity                                            1.09%         0.71%        1.80%
-------------------------------------------------------------------------------------------------------
Fixed Income                                                       0.21%         0.49%        0.70%
-------------------------------------------------------------------------------------------------------
Active International Allocation                                    0.00%         1.15%        1.15%
-------------------------------------------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(3) With respect to the Strategic Stock Portfolio, the investment adviser, Van Kampen Asset Management Inc. has voluntarily agreed to waive its investment advisory fees and to reimburse the Portfolios if such fees would cause their respective "Total Fund Operating Expenses" to exceed those set forth in the table above. Including the aforementioned reductions, it is estimated that "Management Fees", "Other Expenses" and "Total Fund Operating Expenses" for the Portfolios would be:



                                                                                            TOTAL FUND
                                                                                 OTHER      OPERATING
PORTFOLIO                                                     MANAGEMENT FEES   EXPENSES     EXPENSES
-------------------------------------------------------------------------------------------------------
Strategic Stock                                                    0.50%         0.16%        0.66%
-------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $23        $ 72       $123       $254       $23        $ 71       $122       $253
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 76       $131       $269       $24        $ 76       $130       $269
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $133       $275       $25        $ 77       $132       $274
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 83       $141       $290       $26        $ 82       $140       $289
-----------------------------------------------------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $28        $ 86       $146       $300       $27        $ 85       $145       $299
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $29        $ 90       $154       $315       $29        $ 89       $153       $314
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $320       $29        $ 91       $155       $319
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $32        $ 96       $164       $334       $31        $ 96       $163       $333
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $22        $ 69       $119       $246       $22        $ 69       $118       $245
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $24        $ 74       $127       $261       $23        $ 73       $126       $260
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 76       $129       $266       $24        $ 75       $128       $265
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $26        $ 80       $137       $282       $25        $ 79       $136       $281
-----------------------------------------------------------------------------------------------------------------------------
BALANCED GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 75       $128       $263       $23        $ 74       $127       $262
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $279       $25        $ 78       $134       $278
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $284       $26        $ 80       $137       $283
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 85       $145       $299       $27        $ 85       $145       $298
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $25        $ 76       $130       $268       $24        $ 75       $129       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 81       $138       $284       $26        $ 80       $137       $283
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $289       $26        $ 81       $140       $288
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 87       $148       $304       $28        $ 86       $147       $303
-----------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 74       $127       $262       $23        $ 73       $126       $261
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $278       $25        $ 78       $134       $277
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 80       $137       $283       $25        $ 80       $136       $282
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 85       $145       $298       $27        $ 84       $144       $297
-----------------------------------------------------------------------------------------------------------------------------
VALUE-ADDED MARKET
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $23        $ 72       $122       $253       $22        $ 71       $122       $252
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 76       $130       $268       $24        $ 75       $129       $267
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $133       $274       $24        $ 77       $132       $273
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 82       $140       $289       $26        $ 81       $140       $288
-----------------------------------------------------------------------------------------------------------------------------
GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $27        $ 82       $140       $288       $26        $ 81       $139       $287
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 87       $147       $303       $27        $ 86       $147       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $150       $308       $28        $ 87       $149       $307
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 93       $158       $322       $30        $ 92       $157       $322
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
MONEY MARKET
--------------------------------------
  Without any optional benefits           $23        $ 72       $123       $254
--------------------------------------
  With Optional Death Benefit             $25        $ 76       $131       $269
--------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $133       $275
--------------------------------------
  With both optional benefits             $27        $ 83       $141       $290
--------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES
--------------------------------------
  Without any optional benefits           $28        $ 86       $146       $300
--------------------------------------
  With Optional Death Benefit             $29        $ 90       $154       $315
--------------------------------------
  With Earnings Protection Benefit        $30        $ 92       $156       $320
--------------------------------------
  With both optional benefits             $32        $ 96       $164       $334
--------------------------------------
DIVERSIFIED INCOME
--------------------------------------
  Without any optional benefits           $22        $ 69       $119       $246
--------------------------------------
  With Optional Death Benefit             $24        $ 74       $127       $261
--------------------------------------
  With Earnings Protection Benefit        $25        $ 76       $129       $266
--------------------------------------
  With both optional benefits             $26        $ 80       $137       $282
--------------------------------------
BALANCED GROWTH
--------------------------------------
  Without any optional benefits           $24        $ 75       $128       $263
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $279
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $284
--------------------------------------
  With both optional benefits             $28        $ 85       $145       $299
--------------------------------------
UTILITIES
--------------------------------------
  Without any optional benefits           $25        $ 76       $130       $268
--------------------------------------
  With Optional Death Benefit             $26        $ 81       $138       $284
--------------------------------------
  With Earnings Protection Benefit        $27        $ 82       $140       $289
--------------------------------------
  With both optional benefits             $28        $ 87       $148       $304
--------------------------------------
DIVIDEND GROWTH
--------------------------------------
  Without any optional benefits           $24        $ 74       $127       $262
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $278
--------------------------------------
  With Earnings Protection Benefit        $26        $ 80       $137       $283
--------------------------------------
  With both optional benefits             $28        $ 85       $145       $298
--------------------------------------
VALUE-ADDED MARKET
--------------------------------------
  Without any optional benefits           $23        $ 72       $122       $253
--------------------------------------
  With Optional Death Benefit             $25        $ 76       $130       $268
--------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $133       $274
--------------------------------------
  With both optional benefits             $27        $ 82       $140       $289
--------------------------------------
GROWTH
--------------------------------------
  Without any optional benefits           $27        $ 82       $140       $288
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $147       $303
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $150       $308
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $322
--------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 75       $128       $263       $23        $ 74       $127       $262
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $279       $25        $ 78       $134       $278
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $284       $26        $ 80       $137       $283
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $28        $ 85       $145       $299       $27        $ 85       $145       $298
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $26        $ 79       $135       $279       $25        $ 78       $134       $278
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $27        $ 84       $143       $294       $27        $ 83       $142       $293
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $28        $ 85       $145       $299       $27        $ 85       $145       $298
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $29        $ 90       $153       $314       $29        $ 89       $152       $313
-----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $29        $ 87       $149       $306       $28        $ 87       $148       $305
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $30        $ 92       $157       $321       $29        $ 91       $156       $320
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $31        $ 94       $159       $325       $30        $ 93       $158       $324
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $32        $ 98       $167       $340       $31        $ 97       $166       $339
-----------------------------------------------------------------------------------------------------------------------------
DEVELOPING GROWTH
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $23        $ 72       $123       $255       $23        $ 71       $123       $254
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 77       $131       $271       $24        $ 76       $130       $270
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $134       $276       $25        $ 77       $133       $275
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 83       $141       $291       $26        $ 82       $141       $290
-----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $33        $102       $173       $352       $33        $101       $172       $351
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $35        $107       $180       $366       $34        $106       $180       $365
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $36        $108       $183       $371       $35        $107       $182       $370
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $37        $113       $190       $385       $36        $112       $189       $384
-----------------------------------------------------------------------------------------------------------------------------
HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $28        $ 87       $148       $304       $28        $ 86       $147       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $30        $ 91       $156       $319       $29        $ 91       $155       $318
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $30        $ 93       $158       $323       $30        $ 92       $157       $323
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $32        $ 98       $166       $338       $31        $ 97       $165       $337
-----------------------------------------------------------------------------------------------------------------------------
MID-CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $31        $ 94       $160       $326       $30        $ 93       $159       $325
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $32        $ 98       $167       $341       $31        $ 98       $166       $340
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $33        $100       $169       $346       $32        $ 99       $169       $345
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $34        $104       $177       $360       $34        $104       $176       $359
-----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $38        $115       $194       $391       $37        $114       $193       $390
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $39        $119       $201       $404       $39        $118       $200       $404
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $40        $121       $203       $409       $39        $120       $202       $408
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $41        $125       $210       $422       $41        $124       $210       $421
-----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $34        $104       $176       $359       $33        $103       $176       $358
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $36        $109       $184       $373       $35        $108       $183       $372
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $36        $110       $186       $377       $35        $109       $185       $376
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $38        $115       $194       $391       $37        $114       $193       $390
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
AMERICAN OPPORTUNITIES
--------------------------------------
  Without any optional benefits           $24        $ 75       $128       $263
--------------------------------------
  With Optional Death Benefit             $26        $ 79       $135       $279
--------------------------------------
  With Earnings Protection Benefit        $26        $ 81       $138       $284
--------------------------------------
  With both optional benefits             $28        $ 85       $145       $299
--------------------------------------
MID-CAP EQUITY
--------------------------------------
  Without any optional benefits           $26        $ 79       $135       $279
--------------------------------------
  With Optional Death Benefit             $27        $ 84       $143       $294
--------------------------------------
  With Earnings Protection Benefit        $28        $ 85       $145       $299
--------------------------------------
  With both optional benefits             $29        $ 90       $153       $314
--------------------------------------
GLOBAL EQUITY
--------------------------------------
  Without any optional benefits           $29        $ 87       $149       $306
--------------------------------------
  With Optional Death Benefit             $30        $ 92       $157       $321
--------------------------------------
  With Earnings Protection Benefit        $31        $ 94       $159       $325
--------------------------------------
  With both optional benefits             $32        $ 98       $167       $340
--------------------------------------
DEVELOPING GROWTH
--------------------------------------
  Without any optional benefits           $23        $ 72       $123       $255
--------------------------------------
  With Optional Death Benefit             $25        $ 77       $131       $271
--------------------------------------
  With Earnings Protection Benefit        $25        $ 78       $134       $276
--------------------------------------
  With both optional benefits             $27        $ 83       $141       $291
--------------------------------------
EMERGING MARKETS
--------------------------------------
  Without any optional benefits           $33        $102       $173       $352
--------------------------------------
  With Optional Death Benefit             $35        $107       $180       $366
--------------------------------------
  With Earnings Protection Benefit        $36        $108       $183       $371
--------------------------------------
  With both optional benefits             $37        $113       $190       $385
--------------------------------------
HIGH YIELD
--------------------------------------
  Without any optional benefits           $28        $ 87       $148       $304
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $156       $319
--------------------------------------
  With Earnings Protection Benefit        $30        $ 93       $158       $323
--------------------------------------
  With both optional benefits             $32        $ 98       $166       $338
--------------------------------------
MID-CAP VALUE
--------------------------------------
  Without any optional benefits           $31        $ 94       $160       $326
--------------------------------------
  With Optional Death Benefit             $32        $ 98       $167       $341
--------------------------------------
  With Earnings Protection Benefit        $33        $100       $169       $346
--------------------------------------
  With both optional benefits             $34        $104       $177       $360
--------------------------------------
EMERGING MARKETS DEBT
--------------------------------------
  Without any optional benefits           $38        $115       $194       $391
--------------------------------------
  With Optional Death Benefit             $39        $119       $201       $404
--------------------------------------
  With Earnings Protection Benefit        $40        $121       $203       $409
--------------------------------------
  With both optional benefits             $41        $125       $210       $422
--------------------------------------
EMERGING MARKETS EQUITY
--------------------------------------
  Without any optional benefits           $34        $104       $176       $359
--------------------------------------
  With Optional Death Benefit             $36        $109       $184       $373
--------------------------------------
  With Earnings Protection Benefit        $36        $110       $186       $377
--------------------------------------
  With both optional benefits             $38        $115       $194       $391
--------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $27        $ 82       $140       $289       $26        $ 81       $140       $288
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $304       $28        $ 86       $147       $303
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $151       $309       $28        $ 88       $150       $308
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $30        $ 93       $158       $323       $30        $ 92       $157       $323
-----------------------------------------------------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $39        $118       $198       $400       $38        $117       $198       $399
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $40        $122       $206       $413       $40        $121       $205       $413
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $41        $124       $208       $418       $40        $123       $207       $417
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $42        $128       $215       $431       $42        $127       $214       $430
-----------------------------------------------------------------------------------------------------------------------------
STRATEGIC STOCK
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $28        $ 87       $147       $303       $27        $ 86       $147       $302
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $30        $ 91       $155       $318       $29        $ 90       $154       $317
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $30        $ 93       $158       $322       $30        $ 92       $157       $322
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $32        $ 97       $165       $337       $31        $ 96       $164       $336
-----------------------------------------------------------------------------------------------------------------------------
ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $24        $ 73       $126       $259       $23        $ 73       $125       $258
-----------------------------------------------------------------------------------------------------------------------------
  With Optional Death Benefit             $25        $ 78       $133       $275       $25        $ 77       $132       $274
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $26        $ 80       $136       $280       $25        $ 79       $135       $279
-----------------------------------------------------------------------------------------------------------------------------
  With both optional benefits             $27        $ 84       $143       $295       $27        $ 83       $143       $294
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
FIXED INCOME
--------------------------------------
  Without any optional benefits           $27        $ 82       $140       $289
--------------------------------------
  With Optional Death Benefit             $28        $ 87       $148       $304
--------------------------------------
  With Earnings Protection Benefit        $29        $ 88       $151       $309
--------------------------------------
  With both optional benefits             $30        $ 93       $158       $323
--------------------------------------
ACTIVE INTERNATIONAL ALLOCATION
--------------------------------------
  Without any optional benefits           $39        $118       $198       $400
--------------------------------------
  With Optional Death Benefit             $40        $122       $206       $413
--------------------------------------
  With Earnings Protection Benefit        $41        $124       $208       $418
--------------------------------------
  With both optional benefits             $42        $128       $215       $431
--------------------------------------
STRATEGIC STOCK
--------------------------------------
  Without any optional benefits           $28        $ 87       $147       $303
--------------------------------------
  With Optional Death Benefit             $30        $ 91       $155       $318
--------------------------------------
  With Earnings Protection Benefit        $30        $ 93       $158       $322
--------------------------------------
  With both optional benefits             $32        $ 97       $165       $337
--------------------------------------
ENTERPRISE
--------------------------------------
  Without any optional benefits           $24        $ 73       $126       $259
--------------------------------------
  With Optional Death Benefit             $25        $ 78       $133       $275
--------------------------------------
  With Earnings Protection Benefit        $26        $ 80       $136       $280
--------------------------------------
  With both optional benefits             $27        $ 84       $143       $295
------------------------------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS


HOW DO I PURCHASE THIS CONTRACT?



You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of Automatic Additions or are part of certain retirement plans.



 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.


WHAT TYPE OF SALES CHARGE WILL I PAY?


You don't pay a sales charge when you purchase your Contract.


IS THERE AN ANNUAL MAINTENANCE FEE?


We deduct this $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $100,000.


WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?


In addition to the Annual Maintenance Fee, you pay the following charges each year:



- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for insurance. Before the Annuity Commencement Date, a mortality and expense risk charge is subtracted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds. After the Annuity Commencement Date, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Funds.



- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of Sub-Account Value during both the accumulation and annuity phases of the Contract.



- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts which is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.



- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?


There is a Death Benefit if the Contract Owner, joint owner or Annuitant, die before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.



If death occurs before the Annuity Commencement Date, the Death Benefit will be the greatest of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;



- The Contract Value of your Contract; or


- Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.


OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:



- the total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;



- the Contract Value of your Contract;


- your Maximum Anniversary Value or


- your Interest Accumulation Value on the date the Optional Death Benefit is added to your Contract.


The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.


EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:


- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

- The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments For a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                        EFFECTIVE DATE
    RATING AGENCY         OF RATING       RATING          BASIS OF RATING
--------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.               4/1/00         A+      Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's           8/1/00        AA       Insurer financial strength
--------------------------------------------------------------------------------
 Fitch                      12/1/00        AA+      Financial strength
--------------------------------------------------------------------------------


These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 22, 1994 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.



THE PORFOLIOS



The underlying investment for the Contract are shares of the portfolios or funds of Morgan Stanley Dean Witter Select Dimensions Investment Series, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust, all open-ended management investment companies.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Fund's expenses are more fully described in the accompanying Funds' prospectuses and the Statements of Additional Information. The Funds' prospectuses should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



We filed an application with the Securities and Exchange Commission in August 2000 seeking an order approving the following substitution of shares:



- Shares of the Fixed Income Portfolio of The Universal Institutional
  Funds, Inc. for shares of the North American Government Securities Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series, and



- Shares of the Emerging Markets Equity Portfolio of The Universal Institutional Funds, Inc. for shares of the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series.



To the extent required by law, we will also obtain approvals of these substitutions from the state insurance regulators in certain jurisdictions. If these approvals are granted, the North American Government Securities Sub-Account and the Emerging Markets Sub-Account will no longer be investment options under the Contracts.



The investment objectives of the Fixed Income Portfolio and Emerging Markets Equity Portfolio are summarized below. Contract Owners and prospective purchasers should carefully read each Fund's prospectus.



Until the date of the proposed substitutions, each Contract Owner is permitted to make one transfer of all Contract Value invested in either of the affected Sub-Accounts to another Sub-Account without that transfer counting as a "free" transfer permitted under a Contract. Also, we will not exercise any rights reserved under the Contracts to impose additional restrictions on transfers until at least thirty (30) days after the proposed substitutions occur.



If the proposed substitutions are carried out, each Contract Owner affected by the substitution will be sent a written notice informing them that the substitutions were carried out and that they may make one transfer of all amounts under a Contract invested in any one of the affected Sub-Accounts on the date of the notice to another Sub-Account without that transfer counting as a "free" transfer permitted under a Contract.



The investment goals of each of the Funds are as follows:



MORGAN STANLEY DEAN WITTER SELECT DIMENSIONS INVESTMENT SERIES:



MONEY MARKET PORTFOLIO -- Seeks high current income, preservation of capital and liquidity by investing in the following money market instruments: U.S. Government securities, obligations of U.S. regulated banks and savings institutions having total assets of more than $1 billion, or less than $1 billion if such are fully federally insured as to principal (the interest may not be insured), repurchase agreements and high grade corporate debt obligations maturing in thirteen months or less.



NORTH AMERICAN GOVERNMENT SECURITIES PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks to earn a high level of current income while maintaining relatively low volatility of principal, by investing primarily in investment grade fixed-income securities issued or guaranteed by the U.S., Canadian or Mexican governments.



DIVERSIFIED INCOME PORTFOLIO -- Seeks, as a primary objective, to earn a high level of current income and, as a secondary objective, to maximize total return, but only to the extent consistent with its primary objective, by equally allocating its assets among three separate groupings of fixed-income securities. Up to one-third of the securities in which the Diversified Income Portfolio may invest will include securities rated Baa/BBB or lower. See the Special Considerations for investments for high yield securities disclosed in the Fund's prospectus.



BALANCED GROWTH PORTFOLIO -- Seeks to provide capital growth with reasonable current income by investing, under normal market conditions, at least 60% of its total assets in a diversified portfolio of common stocks of companies which have a record of paying dividends and, in the opinion of the Investment Manager, have the potential for increasing dividends and in securities convertible into common stock, and at least 25% of its

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total assets in investment grade fixed-income (fixed-rate and adjustable-rate)
securities such as corporate notes and bonds and obligations issued or guaranteed by the U.S. Government, its agencies and its instrumentalities.



UTILITIES PORTFOLIO -- Seeks to provide both capital appreciation and current income.



DIVIDEND GROWTH PORTFOLIO -- Seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.



VALUE-ADDED MARKET PORTFOLIO -- Seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income, by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are represented in the Standard & Poor's 500 Composite Stock Price Index. The Portfolio's investment manager will adjust the Portfolio's investment securities at least annually to maintain an approximate equal weighting of each S&P 500 stock.



GROWTH PORTFOLIO -- Seeks long-term growth of capital by investing primarily in common stocks and securities convertible into common stocks issued by domestic and foreign companies having stock market values or capitalizations of at least $1 billion.



AMERICAN OPPORTUNITIES PORTFOLIO -- Seeks long-term capital growth consistent with an effort to reduce volatility, by investing principally in common stock of companies in industries which, at the time of the investment, are believed to have attractive earnings growth potential and that the investment manager believes will have the relative earnings growth potential over the projected economic outlook.



MID-CAP EQUITY PORTFOLIO -- Seeks long-term capital growth by investing primarily in equity securities of medium sized companies (that is, companies whose equity market capitalization falls within the range of companies comprising the S & P 400 Index).



GLOBAL EQUITY PORTFOLIO -- Seeks to obtain total return on its assets primarily through long-term capital growth and, to a lesser extent, from income, through investments in all types of common stocks and equivalents (such as convertible securities and warrants), preferred stocks and bonds and other debt obligations of domestic and foreign companies, governments and international organizations.



DEVELOPING GROWTH PORTFOLIO -- Seeks long-term capital growth by investing primarily in common stocks of smaller and medium-sized companies that, in the opinion of the Investment Manager, have the potential for growing more rapidly than the economy and which may benefit from new products or services, technological developments or changes in management.



EMERGING MARKETS PORTFOLIO (EFFECTIVE SEPTEMBER 7, 1999, CLOSED TO NEW INVESTMENTS OR TRANSFERS OF EXISTING CONTRACT VALUES) -- Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging market countries. The Emerging Markets Portfolio may invest up to 35% of its total assets in high risk fixed-income securities that are rated below investment grade or are unrated (commonly referred to as "junk bonds"). See the Special Considerations for investments in high yield securities disclosed in the Fund's prospectus.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:



HIGH YIELD PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government securities, corporate bonds and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities.



MID CAP VALUE PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index. The Portfolio purchases stocks that typically do not pay dividends.



EMERGING MARKETS DEBT PORTFOLIO -- Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers located in emerging market countries. The Investment Adviser seeks high total return by investing in a portfolio of emerging market debt that offers low correlation to many other asset classes. Using macroeconomic and fundamental analysis, the Investment Adviser seeks to identify developing countries that are undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each county.



EMERGING MARKETS EQUITY PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of issuers in emerging market countries. The Investment Adviser's investment approach combines top-down country allocation with bottom-up stock selection. Investment selection criteria include attractive growth characteristics, reasonable valuations and management with strong shareholder value orientation.



FIXED INCOME PORTFOLIO -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio ordinarily will maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar denominated securities and in high yield securities (commonly referred to as "junk bonds").



ACTIVE INTERNATIONAL ALLOCATION PORTFOLIO -- Seeks long-term capital appreciation by investing primarily in accordance with country and sector weightings determined by the investment adviser in equity securities of non-U.S. issuers which, in the

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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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aggregate, replicate broad-market indices. The Investment Adviser seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection. The Investment Adviser capitalizes on the significance of country and sector selection in international equity portfolio returns by over and underweighting countries and/or sectors based on three factors: (i) valuation; (ii) fundamental change; and (iii) market momentum/technicals.



VAN KAMPEN LIFE INVESTMENT TRUST:



STRATEGIC STOCK PORTFOLIO -- Seeks an above average total return through a combination of potential capital appreciation and dividend income, consistent with the preservation of invested capital. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the investment objective by investing in a portfolio of high dividend yielding equity securities of companies included in the Dow Jones Industrial Average or in the Morgan Stanley Capital International USA Index.



ENTERPRISE PORTFOLIO -- Seeks capital appreciation through investments in securities believed by the Portfolio's investment adviser to have above average potential for capital appreciation.



THE INVESTMENT ADVISERS



Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), a Delaware Corporation, whose address is Two World Trade Center, New York, New York 10048, is the Investment Manager for the Money Market Portfolio, the North American Government Securities Portfolio, the Diversified Income Portfolio, the Balanced Growth Portfolio, the Utilities Portfolio, the Dividend Growth Portfolio, the Value-Added Market Portfolio, the Growth Portfolio, the American Opportunities Portfolio, the Mid-Cap Equity Portfolio, the Global Equity Portfolio, the Developing Growth Portfolio, and the Emerging Markets Portfolio of the Morgan Stanley Dean Witter Select Dimensions Investment Series (the "Morgan Stanley Dean Witter Portfolios"). MSDW Advisors was incorporated in July, 1992 and is a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co. ("MSDW")



MSDW Advisors provides administrative services, manages the Morgan Stanley Dean Witter Portfolios' business affairs and manages the investment of the Morgan Stanley Dean Witter Portfolios' assets, including the placing of orders for the purchase and sales of portfolio securities. MSDW Advisors has retained Morgan Stanley Dean Witter Services Company Inc., its wholly-owned subsidiary, to perform the aforementioned administrative services for the Morgan Stanley Dean Witter Portfolios. For its services, the Morgan Stanley Dean Witter Portfolios pay MSDW Advisors a monthly fee. See the accompanying Fund prospectus for a more complete description of MSDW Advisors and the respective fees of the Morgan Stanley Dean Witter Portfolios.



With regard to the North American Government Securities Portfolio, the Mid-Cap Equity Portfolio and the Emerging Markets Portfolio, TCW Investment Management Company ("TCW"), under a Sub-Advisory Agreement with MSDW Advisors, provides these Portfolios with investment advice and portfolio management, in each case subject to the overall supervision of the MSDW Advisors. TCW's address is 865 South Figueroa Street, Suite 1800, Los Angeles, California 90017.



With regard to the Growth Portfolio, Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"), under a Sub-Advisory Agreement with MSDW Advisors, provides the Growth Portfolio with investment advice and portfolio management, subject to the overall supervision of MSDW Advisors. MSDW Investment Management, like MSDW Advisors, is a wholly-owned subsidiary of MSDW. MSDW Investment Management's address is 1221 Avenue of the Americas, New York, New York 10020.



In addition to acting as the Sub-Adviser for the Growth Portfolio, MSDW Investment Management, pursuant to an Investment Advisory Agreement with The Universal Institutional Funds, Inc., is the investment adviser for the Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Active International Allocation Portfolio. As the investment adviser, MSDW Investment Management, provides investment advice and portfolio management services for the Emerging Markets Debt, Emerging Markets Equity, and Active International Allocation Portfolios, subject to the supervision of The Universal Institutional Fund's Board of Directors.



The investment adviser for the High Yield Portfolio, Fixed Income Portfolio, and the Mid Cap Value Portfolio is Miller Anderson & Sherrerd, LLP ("MAS"). MAS is a Pennsylvania limited liability partnership founded in 1969 with its principal offices at One Tower Bridge, West Conshohocken, Pennsylvania 19428. MAS provides investment advisory services to employee benefit plans, endowment portfolios, foundations and other institutional investors and has served as an investment adviser to several open-end investment companies. MAS is an indirect wholly-owned subsidiary of MSDW.



The Investment Adviser with respect to the Strategic Stock Portfolio and the Enterprise Portfolio is Van Kampen Asset Management Inc., a wholly owned subsidiary of Van Kampen Investments Inc. Van Kampen Investments Inc. is an indirect wholly owned subsidiary of MSDW. Van Kampen Investments Inc. is a diversified asset management company with more than three million retail investor accounts, extensive capabilities for managing institutional portfolios, and more than $97 billion under management or supervision as of December 31, 2000. Van Kampen Investments Inc.'s more than 50 open-end and more than 30 closed-end funds and more than 2,700 unit investment trusts are distributed by authorized dealers nationwide.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners,
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and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.


We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the inception of the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.


If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A Money Market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective
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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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yield include the recurring charges at the Separate Account level including the
Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.

If you are considering purchasing optional benefits such as the Earnings Protection Benefit and your Contract is an IRA, you should read "Appendix I -- Information Regarding Tax-Qualified Retirement Plans," under the section
"4. Individual Retirement Annuities ("IRAs") Under Section 408" under the sub-section "Information About Death Benefits and IRAs."

HOW DO I PURCHASE A CONTRACT?


You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum Premium Payment is $10,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in Automatic Additions or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.


You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.
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The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus

- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Annuity Commencement Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except Florida, Maryland and Oregon, we may:

- Require a minimum time period between each transfer,

- Limit the dollar amount that may be transferred on any one Valuation Day, and

- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.

We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owner's Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.

Some states may have different restrictions.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:


- By calling us at 1-800-862-6668



- Electronically, if available, by the Internet through our website at http://online.hartfordlife.com


Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our
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20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We reserve the right to suspend, modify, or terminate telephone or electronic transfer privileges at any time.


POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.


CHARGES AND FEES

The following charges and fees are associated with the Contract:

MORTALITY AND EXPENSE RISK CHARGE


For assuming mortality and expense risks under the Contract before the Annuity Commencement Date, we deduct a daily charge at the annual rate of 1.50 % of Contract Value. After the Annuity Commencement Date, we deduct a daily charge totaling 1.25% per year of Contract Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:


- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.


During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.



Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.


- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.


Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.



ADMINISTRATIVE CHARGE



For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.



You should refer to the Fund's prospectus for a description of deductions and expenses paid out of the assets of the Funds.


ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $100,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $100,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.

CHARGES AGAINST THE FUNDS


The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.


OPTIONAL DEATH BENEFIT CHARGE


If you elect the Optional Death Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts which is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.


EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT
LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, THE ADMINISTRATIVE CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.



DEATH BENEFIT



WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?



The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.



The calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.



If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Contract Value of your Contract; or



- The Maximum Anniversary Value, which is described below.



The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. The Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the dollar amount of any Premium Payments made since that anniversary and reduced by the dollar amount of any partial Surrenders since that anniversary. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.



You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.



The Interest Accumulation Value will be:



- Your Contract Value on the date we add the Optional Death Benefit to your Contract;



- Plus any Premium Payments made after the Optional Death Benefit is added;



- Minus any partial Surrenders after the Optional Death Benefit is added;



- Compounded daily at an annual interest rate of 5%.



If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.



On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.



The Optional Death Benefit is limited to a maximum of 200% of any Premium Payments made less proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II".



The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington. Once you elect the Optional Death Benefit, you cannot cancel it.



If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.



You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Maximum Anniversary Value; or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.



We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

________________________________________________________________________________


FOR EXAMPLE: Assuming that:



- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- You took no partial Surrenders,



- The Contract Value on the date we receive proof of death was $400,000.



Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death equals $400,000,



- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



Which equals $100,000. The cap is 200% of $100,000, which is $200,000.



In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

________________________________________________________________________________


Before you purchase the Earnings Protection Benefit, you should also consider the following:



- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.



- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."


HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.


The Beneficiary may elect, under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company," to leave proceeds from the Death Benefit with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.


REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------
expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.


If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner(s) and
                                                                                      not the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner.
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
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24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. There are two restrictions:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $500 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. If your Contract was issued in Texas, a remaining value of $500 is not required to continue the Contract if Premium Payments were made in the last two Contract Years.


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the variable-dollar amount Annuity Payouts under the Payments For a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.


PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want to receive Annuity Payouts?

- What level of Assumed Investment Return should you choose?

- Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1.  WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin redeeming payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2.  WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?


Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.


LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND


We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed-dollar amount Annuity Payouts.



LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN -- We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.


JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, the percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN


We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.


When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.


For variable-dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed-dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.



PAYMENTS FOR A PERIOD CERTAIN



We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.


IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUT OPTION.


- For Qualified Contracts, if you elect an Annuity Payout option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.



- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Payouts will be fixed-dollar amount Annuity Payouts, variable-dollar Annuity Payouts, or a combination of fixed or variable-dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


3.  HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4.  WHAT LEVEL OF ASSUMED INVESTMENT RETURN DO YOU PREFER?


The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable-dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.


Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.

For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.


Level variable-dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

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5.  DO YOU WANT FIXED-DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR
    A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed-dollar amounts, variable-dollar amounts or a combination depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed-dollar amount Annuity Payout begins, you cannot change your selection to receive variable-dollar amount Annuity Payout. You will receive equal fixed-dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed-dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payout Option tables in your Contract.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

- the Assumed Investment Return

The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed-dollar amount and variable-dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed-dollar amount and 60% variable-dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

AUTOMATIC ADDITIONS -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis.



ASSET REBALANCER -- Asset Rebalancer is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under Asset Rebalancer, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that may not be part of the model. You can only participate in one model at a time.

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28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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OTHER INFORMATION


ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of broker-dealers that have entered into distribution agreements with HSD.

Commissions will be paid by Hartford and will not be more than 7% of Premium Payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on Premium Payments made by policyholders or Contract Owners. This compensation is usually paid from the sales charges described in this prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not affect the amounts paid by the policyholders or Contract Owners to purchase, hold or Surrender variable insurance products.


LEGAL MATTERS


There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


MORE INFORMATION


You may call your Registered Representative if you have any questions or write or call us at the address below:


Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668 (Contract Owners)

           (800) 862-4397 (Registered Representatives)


FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of
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the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includible in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Optional Death Benefit or Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Hartford believes that for federal tax purposes the Optional Death Benefit and the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g. as investment protection benefit) and that any charges under the contract for the Optional Death Benefit or the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Optional Death Benefit or the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to
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30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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    pay for an additional benefit that should be treated as a benefit that is being provided by a sepatate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Optional Death Benefit or an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Hartford believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN
      WITHDRAWALS AND ANNUITY PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August
14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS
  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Contract Owner's death.


 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.


 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-
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32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING


Any portion of a distribution that is current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.


E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION


SECTION
----------------------------------------------------------------------
GENERAL INFORMATION
----------------------------------------------------------------------
    Safekeeping of Assets
----------------------------------------------------------------------
    Independent Public Accountants
----------------------------------------------------------------------
    Non-Participating
----------------------------------------------------------------------
    Misstatement of Age or Sex
----------------------------------------------------------------------
    Principal Underwriter
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION
----------------------------------------------------------------------
    Total Return for all Sub-Accounts
----------------------------------------------------------------------
    Yield for Sub-Accounts
----------------------------------------------------------------------
    Money Market Sub-Accounts
----------------------------------------------------------------------
    Additional Materials
----------------------------------------------------------------------
    Performance Comparisons
----------------------------------------------------------------------
PERFORMANCE TABLES
----------------------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.


Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation or, for 2001, $8,500 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.


All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

INFORMATION ABOUT DEATH BENEFITS AND IRAS -- IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA.

Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.


On January 17, 2001, the Internal Revenue Service published a new set of proposed regulations in the Federal Register relating to minimum required distributions. The discussion above does not take these new proposed regulations into account. Please consult with your tax or legal adviser with any questions regarding the new proposed regulations.


(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.


Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from section 401 or 403(b) tax-qualified retirement plans unless such distributions are:


- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

APPENDIX II -- OPTIONAL DEATH BENEFITS -- EXAMPLES

OPTIONAL DEATH BENEFIT EXAMPLES

EXAMPLE 1
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$108,000       Contract Value prior to Surrender equals
  .09259       multiplied by
$105,000       Interest Accumulation Value for a total of
$  9,722       to be deducted from the Interest Accumulation Value equals
$ 95,278       the new Interest Accumulation Value

EXAMPLE 2
Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000       Premium Payment
$  5,000       Interest of 5%
--------
$105,000       Interest Accumulation Value

If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$ 10,000       partial Surrender divided by
$ 92,000       Contract Value prior to Surrender equals
  .10870       multiplied by
$105,000       Interest Accumulation Value for a total of
$ 11,413       to be deducted from the Interest Accumulation Value equals
$ 93,587       the New Interest Accumulation Value

--------------------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EARNINGS PROTECTION BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,

- On the day we calculate the Death Benefit, your Contract Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($40,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals -$10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($140,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),


- Add any adjustments for partial Surrenders ($0),


So the Contract gain equals $40,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000 which is $200,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

EXAMPLE 2
Assume that:

- You elected the Earnings Protection Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- On your fifth Contract anniversary, your Contract Value was $150,000,

- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)

- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),

Which equals +$10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

So Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000)

Which equals $90,000. The cap is 200% of $90,000 which is $180,000.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


APPENDIX III -- ACCUMULATION UNIT VALUES



(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                                                 YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2000       1999       1998
--------------------------------------------------------------------------------------------
MONEY MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.439    $10.129    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.886    $10.439    $10.129
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               507        569        149
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.435    $10.349         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.866    $10.435         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                66         12         --
--------------------------------------------------------------------------------------------
NORTH AMERICAN GOVERNMENT SECURITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.244    $10.072    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.748    $10.244    $10.702
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                29         32         16
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 --         --         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       --         --         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --         --
--------------------------------------------------------------------------------------------
DIVERSIFIED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period             $9.635     $9.978    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $9.028     $9.635     $9.978
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               299        234         59
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period             $9.632     $9.738         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $9.011     $9.632         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                12          1         --
--------------------------------------------------------------------------------------------
BALANCED GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.997    $10.800    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.505    $10.997    $10.800
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               188        198         38
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.992    $10.632         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.484    $10.992         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                17          2         --
--------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------


                                                                 YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2000       1999       1998
--------------------------------------------------------------------------------------------
UTILITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $15.923    $11.264    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $15.363    $15.923    $11.264
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               358        208         26
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $15.917    $12.540         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $15.335    $15.917         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                29          8         --
--------------------------------------------------------------------------------------------
DIVIDEND GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.751    $10.879    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.142    $10.751    $10.879
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               931        848         90
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.747    $10.757         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.121    $10.747         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               112         10         --
--------------------------------------------------------------------------------------------
VALUE-ADDED MARKET
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.871    $10.761    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.076    $11.871    $10.761
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               127        103         18
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $11.867    $11.057         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $13.052    $11.867         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 6          1         --
--------------------------------------------------------------------------------------------
GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $14.820    $10.831    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.874    $14.820    $10.831
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               210         79          7
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $14.815    $12.227         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.850    $14.815         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                28          6         --
--------------------------------------------------------------------------------------------

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                 YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2000       1999       1998
--------------------------------------------------------------------------------------------
AMERICAN OPPORTUNITIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $17.104    $11.159    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $16.080    $17.104    $11.159
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                             1,121        700         70
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $17.097    $12.321         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $16.050    $17.097         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                98         21         --
--------------------------------------------------------------------------------------------
MID-CAP EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $19.825    $10.477    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.125    $19.825    $10.477
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               194         93          1
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $19.818    $12.349         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.098    $19.818         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                41         14         --
--------------------------------------------------------------------------------------------
GLOBAL EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.820    $10.474    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.788    $13.820    $10.474
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               301        171          7
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.815    $11.311         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $12.764    $13.815         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                38          7         --
--------------------------------------------------------------------------------------------
DEVELOPING GROWTH
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $20.576    $10.865    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $15.865    $20.576    $10.865
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               129         65          3
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $20.569    $13.426         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $15.835    $20.569         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                19          7         --
--------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------


                                                                 YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2000       1999       1998
--------------------------------------------------------------------------------------------
EMERGING MARKETS
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $16.579     $9.183    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.648    $16.579     $9.183
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 7          8          1
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period                 --         --         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                       --         --         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                --         --         --
--------------------------------------------------------------------------------------------
HIGH YIELD
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.532     $9.997    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $9.262    $10.532     $9.997
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               165        163         30
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.528    $10.152         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $9.245    $10.528         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                13         --         --
--------------------------------------------------------------------------------------------
MID-CAP VALUE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.235    $11.158    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.419    $13.235    $11.158
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               195        133          5
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.231    $11.591         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $14.392    $13.231         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                10          2         --
--------------------------------------------------------------------------------------------
EMERGING MARKETS DEBT
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.679     $8.390    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.701    $10.679     $8.390
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                23         14          1
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.675     $9.436         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.679    $10.675         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 2          1         --
--------------------------------------------------------------------------------------------

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                 YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2000       1999       1998
--------------------------------------------------------------------------------------------
EMERGING MARKETS EQUITY
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $14.342    $10.000         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $8.619    $14.342         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                50         10         --
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $14.340     $9.626         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $8.605    $14.340         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 8          2         --
--------------------------------------------------------------------------------------------
FIXED INCOME
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.057    $10.000         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.989    $10.057         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                73         12         --
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.056    $10.057         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $10.971    $10.056         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                13         --         --
--------------------------------------------------------------------------------------------
ACTIVE INTERNATIONAL ALLOCATION
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $11.710    $10.000         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $9.926    $11.710         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                34          3         --
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $11.707    $10.145         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                   $9.909    $11.707         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 5         --         --
--------------------------------------------------------------------------------------------
STRATEGIC STOCK
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $10.445    $10.669    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.117    $10.445    $10.669
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                49         40          2
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $10.441    $10.675         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.096    $10.441         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                 8          2         --
--------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------


                                                                 YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                    2000       1999       1998
--------------------------------------------------------------------------------------------
ENTERPRISE
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning of period            $13.818    $11.162    $10.000
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.603    $13.818    $11.162
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                               182         86         19
--------------------------------------------------------------------------------------------
  WITH OPTIONAL DEATH BENEFIT
    Accumulation Unit Value at beginning of period            $13.813    $11.302         --
--------------------------------------------------------------------------------------------
    Accumulation Unit Value at end of period                  $11.581    $13.813         --
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
    Number Accumulation Units outstanding at end of period
     (in thousands)                                                21          2         --
--------------------------------------------------------------------------------------------

To obtain a Statement of Additional Information for Select Dimensions AssetManager variable annuity, please complete the form below and mail to:


    Hartford Life and Annuity Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

------------------------------------------------------------------
                                      Name

------------------------------------------------------------------
                                    Address

------------------------------------------------------------------
             City/State                                    Zip Code

                       STATEMENT OF ADDITIONAL INFORMATION

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

                         SELECT DIMENSIONS ASSETMANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 1, 2001
Date of Statement of Additional Information: May 1, 2001


                                TABLE OF CONTENTS

GENERAL INFORMATION.........................................................2
      Safekeeping of Assets.................................................2
      Independent Public Accountants........................................2
      Non-Participating.....................................................2
      Misstatement of Age or Sex............................................2
      Principal Underwriter.................................................3
PERFORMANCE RELATED INFORMATION.............................................3
      Total Return for all Sub-Accounts.....................................3
      Yield for Sub-Accounts................................................4
      Money Market Sub-Accounts.............................................4
      Additional Materials..................................................5
      Performance Comparisons...............................................5
PERFORMANCE TABLES..........................................................7
FINANCIAL STATEMENTS.....................................................SA-1

                               GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity

Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2000: $16,743,114; 1999: $23,726,655; and 1998: $11,655,729.

                         PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                          n
The formula Hartford uses to calculate standardized total return is P(1+T) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

                                                                      6
The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)  -1].

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is: EFFECTIVE YIELD =
                         365/7
[(BASE PERIOD RETURN + 1)     ] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

X The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

X The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

X The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

X The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

X The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

                               PERFORMANCE TABLES

The following tables illustrate the performance of the Sub-Accounts. Past performance is no guarantee of future performance.

                    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------
                                         SUB-ACCOUNT                                                      SINCE
SUB=ACCOUNT                            INCEPTION DATE       1 YEAR         5 YEAR         10 YEAR       INCEPTION
-----------------------------------------------------------------------------------------------------------------
Money Market                             06/22/1994         1.28%           0.55%           N/A            0.31%
-----------------------------------------------------------------------------------------------------------------
North American Government Securities (1) 06/22/1994          N/A            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------
Diversified Income                       06/22/1994         -9.30%         -1.61%           N/A           -1.34%
-----------------------------------------------------------------------------------------------------------------
Balanced Growth                          06/22/1994          1.63%          6.68%           N/A            8.26%
-----------------------------------------------------------------------------------------------------------------
Utilities                                06/22/1994         -6.51%         14.48%           N/A           15.51%
-----------------------------------------------------------------------------------------------------------------
Dividend Growth                          06/22/1994          0.64%         10.66%           N/A           14.10%
-----------------------------------------------------------------------------------------------------------------
Value-Added Market                       06/22/1994          7.15%         11.68%           N/A           12.79%
-----------------------------------------------------------------------------------------------------------------
Growth                                   06/22/1994        -16.13%         12.07%           N/A           11.03%
-----------------------------------------------------------------------------------------------------------------
American Opportunities                   06/22/1994         -8.98%         19.56%           N/A           21.46%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity                           01/21/1997        -31.75%          N/A             N/A           10.18%
-----------------------------------------------------------------------------------------------------------------
Global Equity                            06/22/1994        -10.47%         7.56%            N/A            7.19%
-----------------------------------------------------------------------------------------------------------------
Developing Growth                        06/22/1994        -25.90%         11.85%           N/A           17.05%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets (1)                     06/22/1994          N/A            N/A             N/A            N/A
-----------------------------------------------------------------------------------------------------------------
High Yield                               01/02/1997        -15.05%          N/A             N/A           -1.14%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value                            01/02/1997          5.94%          N/A             N/A           17.26%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                    06/16/1997          6.56%          N/A             N/A           -4.48%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                  10/01/1996        -43.21%          N/A             N/A           -8.54%
-----------------------------------------------------------------------------------------------------------------
Fixed Income                             01/02/1997          6.27%          N/A             N/A            2.07%
-----------------------------------------------------------------------------------------------------------------
Active International Allocation          09/20/1999        -18.23%          N/A             N/A           -5.22%
-----------------------------------------------------------------------------------------------------------------
Strategic Stock                          11/03/1997          3.43%          N/A             N/A            2.94%
-----------------------------------------------------------------------------------------------------------------
Enterprise                               06/22/1994        -19.03%         13.00%           N/A           13.94%
-----------------------------------------------------------------------------------------------------------------

(1) Effective September 7, 1999, closed to new investments or transfers of existing Contract Value.

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

                  NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                        FOR YEAR ENDED DECEMBER 31, 2000

-----------------------------------------------------------------------------------------------------------------

                                       FUND INCEPTION                                                     SINCE
SUB-ACCOUNT                                 DATE            1 YEAR         5 YEAR         10 YEAR       INCEPTION
-----------------------------------------------------------------------------------------------------------------
Money Market                             11/08/1994          4.28%          3.52%           N/A            3.66%
-----------------------------------------------------------------------------------------------------------------
North American Government Securities (1) 11/08/1994          4.92%          3.20%           N/A            3.42%
-----------------------------------------------------------------------------------------------------------------
Diversified Income                       11/08/1994         -6.30%          1.26%           N/A            1.95%
-----------------------------------------------------------------------------------------------------------------
Balanced Growth                          11/08/1994          4.63%          9.20%           N/A           10.84%
-----------------------------------------------------------------------------------------------------------------
Utilities                                11/08/1994         -3.51%         16.83%           N/A           17.89%
-----------------------------------------------------------------------------------------------------------------
Dividend Growth                          11/08/1994          3.64%         12.87%           N/A           16.20%
-----------------------------------------------------------------------------------------------------------------
Value-Added Market                       11/08/1994         10.15%         14.02%           N/A           15.19%
-----------------------------------------------------------------------------------------------------------------
Growth                                   11/08/1994        -13.13%         14.26%           N/A           13.50%
-----------------------------------------------------------------------------------------------------------------
American Opportunities                   11/08/1994         -5.98%         21.73%           N/A           23.54%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity                           01/21/1997        -28.75%          N/A             N/A           12.62%
-----------------------------------------------------------------------------------------------------------------
Global Equity                            11/08/1994         -7.47%         10.12%           N/A           10.05%
-----------------------------------------------------------------------------------------------------------------
Developing Growth                        11/08/1994        -22.90%         14.26%           N/A           19.14%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets (1)                     11/08/1994        -29.74%          0.41%           N/A            0.03%
-----------------------------------------------------------------------------------------------------------------
High Yield                               01/02/1997        -12.05%          N/A             N/A           1.66%
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value                            01/02/1997          8.94%          N/A             N/A           19.45%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                    06/16/1997          9.56%          N/A             N/A           -0.54%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                  10/01/1996        -40.21%          N/A             N/A           -4.43%
-----------------------------------------------------------------------------------------------------------------
Fixed Income                             01/02/1997          9.27%          N/A             N/A            4.96%
-----------------------------------------------------------------------------------------------------------------
Active International Allocation          09/20/1999        -15.23%          N/A             N/A           -0.57%
-----------------------------------------------------------------------------------------------------------------
Strategic Stock                          11/03/1997         6.43%           N/A             N/A            6.52%
-----------------------------------------------------------------------------------------------------------------
Enterprise                               06/13/1994         -16.03%        15.05%         14.65%          10.36%
-----------------------------------------------------------------------------------------------------------------

(1) Effective September 7, 1999, closed to new investments or transfers of existing Contract Value.

Performance figures above do not reflect any deductions for any optional charges. Performance would have been lower had any optional death benefit been available and been chosen.

    YIELD AND EFFECTIVE YIELD FOR THE SEVEN-DAY PERIOD ENDED DECEMBER 31, 2000.

-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                               YIELD                 EFFECTIVE YIELD
-----------------------------------------------------------------------------------------------------------------
Money Market                                                              4.42%                      4.52%
-----------------------------------------------------------------------------------------------------------------

              YIELD QUOTATION BASED ON A 30-DAY PERIOD ENDED DECEMBER 31, 2000.

-----------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                                          YIELD
-----------------------------------------------------------------------------------------------------------------
North American Government Securities (1)                                                              N/A
-----------------------------------------------------------------------------------------------------------------
Diversified Income                                                                                   9.52%
-----------------------------------------------------------------------------------------------------------------
High Yield                                                                                          12.95%
-----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt                                                                                9.64%
-----------------------------------------------------------------------------------------------------------------
Fixed Income                                                                                         4.79%
-----------------------------------------------------------------------------------------------------------------

(1) Effective September 7, 1999, closed to new investments or transfers of existing Contract Value.

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Three (Money Market Portfolio, North American Government Securities Portfolio, Balanced Growth Portfolio, Utilities Portfolio, Dividend Growth Portfolio, Value-Added Market Portfolio, Growth Portfolio, American Opportunities Portfolio, Global Equity Portfolio, Developing Growth Portfolio, Emerging Markets Portfolio, Diversified Income Portfolio, Mid-Cap Equity Portfolio, Strategic Stock Portfolio, Enterprise Portfolio, High Yield Portfolio, Mid-Cap Value Portfolio, Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, Active International Allocation Portfolio, Fixed Income Portfolio and Technology Portfolio sub-accounts) (collectively, the Account), as of December 31, 2000, and the related statements of operations for the periods presented in the year then ended and the statements of changes in net assets for the periods presented in the two years then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, and the results of their operations and the changes in their net assets for the periods presented in conformity with accounting principles generally accepted in the United States.

Hartford, Connecticut
February 21, 2001                                            ARTHUR ANDERSEN LLP

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2000


                           MONEY MARKET
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Money Market
     Portfolio
      Shares 103,860,535
      Cost $103,860,535
      Market Value.......  $103,860,535
    Money Market
     Portfolio - Class Y
    Shares 2,397,829
    Cost $2,397,829
      Market Value.......     2,397,829
    North American
     Government
     Securities Portfolio
    Shares 683,489
    Cost $6,906,868
      Market Value.......       --
    Balanced Growth
     Portfolio
    Shares 7,078,720
    Cost $98,441,333
      Market Value.......       --
    Balanced Growth
     Portfolio - Class Y
    Shares 79,437
    Cost $1,138,423
      Market Value.......       --
    Utilities Portfolio
    Shares 7,467,939
    Cost $135,114,226
      Market Value.......       --
    Utilities
     Portfolio - Class Y
    Shares 180,549
    Cost $4,468,924
      Market Value.......       --
    Dividend Growth
     Portfolio
    Shares 34,819,104
    Cost $568,152,136
      Market Value.......       --
    Dividend Growth
     Portfolio - Class Y
    Shares 162,483
    Cost $2,419,759
      Market Value.......       --
    Value-Added Market
     Portfolio
    Shares 7,815,002
    Cost $111,593,637
      Market Value.......       --
    Value-Added Market
     Portfolio - Class Y
    Shares 35,934
    Cost $708,176
      Market Value.......       --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --
  Receivable from fund
   shares sold...........     1,336,046
                           ------------
  Total Assets...........   107,594,410
                           ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     1,335,720
  Payable for fund shares
   purchased.............       --
                           ------------
  Total Liabilities......     1,335,720
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $106,258,690
                           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           NORTH AMERICAN
                             GOVERNMENT         BALANCED                                DIVIDEND        VALUE-ADDED
                            SECURTITIES          GROWTH            UTILITIES             GROWTH            MARKET
                            SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ------------------  ------------------  ------------------  --------------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Money Market
     Portfolio
      Shares 103,860,535
      Cost $103,860,535
      Market Value.......       --               --                  --                  --                 --
    Money Market
     Portfolio - Class Y
    Shares 2,397,829
    Cost $2,397,829
      Market Value.......       --               --                  --                  --                 --
    North American
     Government
     Securities Portfolio
    Shares 683,489
    Cost $6,906,868
      Market Value.......    $6,889,569          --                  --                  --                 --
    Balanced Growth
     Portfolio
    Shares 7,078,720
    Cost $98,441,333
      Market Value.......       --            $105,402,133           --                  --                 --
    Balanced Growth
     Portfolio - Class Y
    Shares 79,437
    Cost $1,138,423
      Market Value.......       --               1,182,018           --                  --                 --
    Utilities Portfolio
    Shares 7,467,939
    Cost $135,114,226
      Market Value.......       --               --               $179,230,543           --                 --
    Utilities
     Portfolio - Class Y
    Shares 180,549
    Cost $4,468,924
      Market Value.......       --               --                  4,331,370           --                 --
    Dividend Growth
     Portfolio
    Shares 34,819,104
    Cost $568,152,136
      Market Value.......       --               --                  --               $551,882,794          --
    Dividend Growth
     Portfolio - Class Y
    Shares 162,483
    Cost $2,419,759
      Market Value.......       --               --                  --                  2,573,738          --
    Value-Added Market
     Portfolio
    Shares 7,815,002
    Cost $111,593,637
      Market Value.......       --               --                  --                  --             $162,161,285
    Value-Added Market
     Portfolio - Class Y
    Shares 35,934
    Cost $708,176
      Market Value.......       --               --                  --                  --                  744,548
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --               --                     94,367             115,806          --
  Receivable from fund
   shares sold...........           848             33,816           --                  --                   33,703
                             ----------       ------------        ------------        ------------      ------------
  Total Assets...........     6,890,417        106,617,967         183,656,280         554,572,338       162,939,536
                             ----------       ------------        ------------        ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         2,786             31,770           --                  --                  212,747
  Payable for fund shares
   purchased.............       --               --                    103,349             125,490          --
                             ----------       ------------        ------------        ------------      ------------
  Total Liabilities......         2,786             31,770             103,349             125,490           212,747
                             ----------       ------------        ------------        ------------      ------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $6,887,631       $106,586,197        $183,552,931        $554,446,848      $162,726,789
                             ==========       ============        ============        ============      ============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                 GROWTH
                              SUB-ACCOUNT
                           ------------------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Growth Portfolio
    Shares 5,472,647
    Cost $101,080,103
      Market Value.......     $106,278,803
    Growth Portfolio -
     Class Y
    Shares 93,911
    Cost $2,050,143
      Market Value.......        1,821,876
    American
     Opportunities
     Portfolio*
    Shares 25,922,956
    Cost $556,678,001
      Market Value.......        --
    American
     Opportunities
     Portfolio - Class Y
    Shares 401,384
    Cost $12,023,349
      Market Value.......        --
    Global Equity
     Portfolio
    Shares 8,706,487
    Cost $113,780,129
      Market Value.......        --
    Global Equity
     Portfolio - Class Y
    Shares 44,571
    Cost $797,422
      Market Value.......        --
    Developing Growth
     Portfolio
    Shares 4,825,963
    Cost $104,251,276
      Market Value.......        --
    Developing Growth
     Portfolio - Class Y
    Shares 53,211
    Cost $1,480,274
      Market Value.......        --
    Emerging Markets
     Portfolio
    Shares 1,169,327
    Cost $12,172,147
      Market Value.......        --
    Diversified Income
     Portfolio
    Shares 8,007,221
    Cost $80,811,360
      Market Value.......        --
    Diversified Income
     Portfolio - Class Y
    Shares 70,151
    Cost $559,861
      Market Value.......        --
  Due from Hartford Life
   and Annuity Insurance
   Company...............          111,984
  Receivable from fund
   shares sold...........        --
                              ------------
  Total Assets...........      108,212,663
                              ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............           52,489
                              ------------
  Total Liabilities......           52,489
                              ------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $108,160,174
                              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             AMERICAN           GLOBAL            DEVELOPING           EMERGING          DIVERSIFIED
                           OPPORTUNITIES        EQUITY              GROWTH             MARKETS              INCOME
                            SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                           -------------  ------------------  ------------------  ------------------  ------------------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Growth Portfolio
    Shares 5,472,647
    Cost $101,080,103
      Market Value.......       --              --                  --                  --                  --
    Growth Portfolio -
     Class Y
    Shares 93,911
    Cost $2,050,143
      Market Value.......       --              --                  --                  --                  --
    American
     Opportunities
     Portfolio*
    Shares 25,922,956
    Cost $556,678,001
      Market Value.......  $740,618,850         --                  --                  --                  --
    American
     Opportunities
     Portfolio - Class Y
    Shares 401,384
    Cost $12,023,349
      Market Value.......    11,459,525         --                  --                  --                  --
    Global Equity
     Portfolio
    Shares 8,706,487
    Cost $113,780,129
      Market Value.......       --           $150,273,963           --                  --                  --
    Global Equity
     Portfolio - Class Y
    Shares 44,571
    Cost $797,422
      Market Value.......       --                768,398           --                  --                  --
    Developing Growth
     Portfolio
    Shares 4,825,963
    Cost $104,251,276
      Market Value.......       --              --               $125,137,221           --                  --
    Developing Growth
     Portfolio - Class Y
    Shares 53,211
    Cost $1,480,274
      Market Value.......       --              --                  1,378,177           --                  --
    Emerging Markets
     Portfolio
    Shares 1,169,327
    Cost $12,172,147
      Market Value.......       --              --                  --               $12,102,531            --
    Diversified Income
     Portfolio
    Shares 8,007,221
    Cost $80,811,360
      Market Value.......       --              --                  --                  --               $62,616,470
    Diversified Income
     Portfolio - Class Y
    Shares 70,151
    Cost $559,861
      Market Value.......       --              --                  --                  --                   547,883
  Due from Hartford Life
   and Annuity Insurance
   Company...............       195,529         --                    204,280           --                  --
  Receivable from fund
   shares sold...........       --                 53,495           --                     1,452              22,285
                           ------------      ------------        ------------        -----------         -----------
  Total Assets...........   752,273,904       151,095,856         126,719,678         12,103,983          63,186,638
                           ------------      ------------        ------------        -----------         -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --                 55,528           --                     4,411              83,065
  Payable for fund shares
   purchased.............       205,986         --                    203,299           --                  --
                           ------------      ------------        ------------        -----------         -----------
  Total Liabilities......       205,986            55,528             203,299              4,411              83,065
                           ------------      ------------        ------------        -----------         -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $752,067,918      $151,040,328        $126,516,379        $12,099,572         $63,103,573
                           ============      ============        ============        ===========         ===========

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000


                            MID-CAP EQUITY     STRATEGIC STOCK      ENTERPRISE
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  ------------------  --------------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Mid-Cap Equity
     Portfolio
    Shares 6,021,228
    Cost $112,624,320
      Market Value.......     $92,666,705           --                 --
    Mid-Cap Equity
     Portfolio --
     Class Y
    Shares 243,333
    Cost $4,925,154
      Market Value.......       3,740,024           --                 --
    Investments in Van
     Kampen Life
     Investment Trust:
    Strategic Stock
     Portfolio
    Shares 1,096,686
    Cost $12,846,482
      Market Value.......        --              $13,116,362           --
    Strategic Stock
     Portfolio --
     Class B
    Shares 30,346
    Cost $325,746
      Market Value.......        --                  362,335           --
    Enterprise Portfolio
    Shares 1,927,063
    Cost $46,525,909
      Market Value.......        --                 --             $39,080,844
    Enterprise
     Portfolio --
     Class B
    Shares 85,935
    Cost $1,921,396
      Market Value.......        --                 --               1,743,623
  Investments in the
   Universal
   Institutional
   Funds, Inc.:
    High Yield Portfolio
    Shares 2,561,079
    Cost $26,382,929
      Market Value.......        --                 --                 --
    Mid-Cap Value
     Portfolio
    Shares 1,959,378
    Cost $29,912,361
      Market Value.......        --                 --                 --
    Emerging Markets Debt
     Portfolio
    Shares 559,313
    Cost $3,996,071
      Market Value.......        --                 --                 --
    Emerging Markets
     Equity Portfolio
    Shares 1,117,443
    Cost $13,644,769
      Market Value.......        --                 --                 --
    Active International
     Allocation Portfolio
    Shares 299,072
    Cost $3,187,523
      Market Value.......        --                 --                 --
    Fixed Income
     Portfolio
    Shares 493,529
    Cost $5,168,124
      Market Value.......        --                 --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............         105,276           --                  17,971
  Receivable from fund
   shares sold...........        --                    9,619           --
                              -----------        -----------       -----------
  Total Assets...........      96,512,005         13,488,316        40,842,438
                              -----------        -----------       -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                    9,497           --
  Payable for fund shares
   purchased.............         110,519           --                  18,412
                              -----------        -----------       -----------
  Total Liabilities......         110,519              9,497            18,412
                              -----------        -----------       -----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $96,401,486        $13,478,819       $40,824,026
                              ===========        ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                            ACTIVE
                                              MID-CAP        EMERGING       EMERGING     INTERNATIONAL     FIXED
                             HIGH YIELD        VALUE       MARKETS DEBT  MARKETS EQUITY   ALLOCATION      INCOME
                            SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  ------------  --------------  -------------  -----------
ASSETS:
  Investments in Morgan
   Stanley Dean Witter
   Select Dimensions
   Investment Series:
    Mid-Cap Equity
     Portfolio
    Shares 6,021,228
    Cost $112,624,320
      Market Value.......       --              --             --             --             --             --
    Mid-Cap Equity
     Portfolio --
     Class Y
    Shares 243,333
    Cost $4,925,154
      Market Value.......       --              --             --             --             --             --
    Investments in Van
     Kampen Life
     Investment Trust:
    Strategic Stock
     Portfolio
    Shares 1,096,686
    Cost $12,846,482
      Market Value.......       --              --             --             --             --             --
    Strategic Stock
     Portfolio --
     Class B
    Shares 30,346
    Cost $325,746
      Market Value.......       --              --             --             --             --             --
    Enterprise Portfolio
    Shares 1,927,063
    Cost $46,525,909
      Market Value.......       --              --             --             --             --             --
    Enterprise
     Portfolio --
     Class B
    Shares 85,935
    Cost $1,921,396
      Market Value.......       --              --             --             --             --             --
  Investments in the
   Universal
   Institutional
   Funds, Inc.:
    High Yield Portfolio
    Shares 2,561,079
    Cost $26,382,929
      Market Value.......   $20,386,189         --             --             --             --             --
    Mid-Cap Value
     Portfolio
    Shares 1,959,378
    Cost $29,912,361
      Market Value.......       --          $29,488,641        --             --             --             --
    Emerging Markets Debt
     Portfolio
    Shares 559,313
    Cost $3,996,071
      Market Value.......       --              --          $3,864,855        --             --             --
    Emerging Markets
     Equity Portfolio
    Shares 1,117,443
    Cost $13,644,769
      Market Value.......       --              --             --          $7,922,668        --             --
    Active International
     Allocation Portfolio
    Shares 299,072
    Cost $3,187,523
      Market Value.......       --              --             --             --          $2,903,986        --
    Fixed Income
     Portfolio
    Shares 493,529
    Cost $5,168,124
      Market Value.......       --              --             --             --             --         $5,186,986
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --             --               5,482        --             71,222
  Receivable from fund
   shares sold...........        19,562          11,047          6,583        --                 757        --
                            -----------     -----------     ----------     ----------     ----------    ----------
  Total Assets...........    20,405,751      29,499,688      3,871,438      7,928,150      2,904,743     5,258,208
                            -----------     -----------     ----------     ----------     ----------    ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        19,549          10,838          6,576        --                 761        --
  Payable for fund shares
   purchased.............       --              --             --               5,501        --             71,224
                            -----------     -----------     ----------     ----------     ----------    ----------
  Total Liabilities......        19,549          10,838          6,576          5,501            761        71,224
                            -----------     -----------     ----------     ----------     ----------    ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $20,386,202     $29,488,850     $3,864,862     $7,922,649     $2,903,982    $5,186,984
                            ===========     ===========     ==========     ==========     ==========    ==========

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        AMERICAN FUNDS
                           TECHNOLOGY   GLOBAL GROWTH
                           SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  --------------
ASSETS:
  Investments in the
   Universal
   Institutional
   Funds, Inc.:
    Technology Portfolio
    Shares 45,256
    Cost $453,075
      Market Value.......   $428,118         --
  Investments in American
   Funds Insurance
   Series:
    Global Growth Fund
    Shares 94,596
    Cost $1,793,784
      Market Value.......     --          $1,627,990
    Global Small
     Capitalization Fund
    Shares 55,911
    Cost $871,916
      Market Value.......     --             --
    Growth Fund
    Shares 104,983
    Cost $8,199,724
      Market Value.......     --             --
    Growth-Income Fund
    Shares 133,480
    Cost $4,534,178
      Market Value.......     --             --
    International Fund
    Shares 103,449
    Cost $2,376,355
      Market Value.......     --             --
  Investments in MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 95,181
    Cost $1,960,067
      Market Value.......     --             --
    Emerging Growth
     Series
    Shares 105,288
    Cost $3,395,506
      Market Value.......     --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............     17,765          22,290
  Receivable from fund
   shares sold...........     --             --
                            --------      ----------
  Total Assets...........    445,883       1,650,280
                            --------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............     --             --
  Payable for fund shares
   purchased.............     17,762          22,290
                            --------      ----------
  Total Liabilities......     17,762          22,290
                            --------      ----------
  Net Assets (variable
   annuity contract
   liabilities)..........   $428,121      $1,627,990
                            ========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           AMERICAN FUNDS
                            GLOBAL SMALL   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS   MFS CAPITAL   MFS EMERGING
                           CAPITALIZATION      GROWTH      GROWTH-INCOME   INTERNATIONAL   OPPORTUNITIES     GROWTH
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  --------------  --------------  -------------  ------------
ASSETS:
  Investments in the
   Universal
   Institutional
   Funds, Inc.:
    Technology Portfolio
    Shares 45,256
    Cost $453,075
      Market Value.......      --               --              --              --             --             --
  Investments in American
   Funds Insurance
   Series:
    Global Growth Fund
    Shares 94,596
    Cost $1,793,784
      Market Value.......      --               --              --              --             --             --
    Global Small
     Capitalization Fund
    Shares 55,911
    Cost $871,916
      Market Value.......     $796,176          --              --              --             --             --
    Growth Fund
    Shares 104,983
    Cost $8,199,724
      Market Value.......      --            $7,694,216         --              --             --             --
    Growth-Income Fund
    Shares 133,480
    Cost $4,534,178
      Market Value.......      --               --           $4,689,164         --             --             --
    International Fund
    Shares 103,449
    Cost $2,376,355
      Market Value.......      --               --              --           $2,123,799        --             --
  Investments in MFS
   Variable Insurance
   Trust:
    Capital Opportunities
     Series
    Shares 95,181
    Cost $1,960,067
      Market Value.......      --               --              --              --          $1,833,183        --
    Emerging Growth
     Series
    Shares 105,288
    Cost $3,395,506
      Market Value.......      --               --              --              --             --          $3,036,492
  Due from Hartford Life
   and Annuity Insurance
   Company...............       13,300           79,867          27,420          12,813         11,662          3,666
  Receivable from fund
   shares sold...........      --               --              --              --             --             --
                              --------       ----------      ----------      ----------     ----------     ----------
  Total Assets...........      809,476        7,774,083       4,716,584       2,136,612      1,844,845      3,040,158
                              --------       ----------      ----------      ----------     ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --               --              --              --             --             --
  Payable for fund shares
   purchased.............       13,300           79,870          27,420          12,814         11,662          3,666
                              --------       ----------      ----------      ----------     ----------     ----------
  Total Liabilities......       13,300           79,870          27,420          12,814         11,662          3,666
                              --------       ----------      ----------      ----------     ----------     ----------
  Net Assets (variable
   annuity contract
   liabilities)..........     $796,176       $7,694,213      $4,689,164      $2,123,798     $1,833,183     $3,036,492
                              ========       ==========      ==========      ==========     ==========     ==========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2000

                                        MFS GROWTH
                           MFS GROWTH   WITH INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS:
  Investments in MFS
   Variable Insurance
   Trust:
    Growth Series
    Shares 85,962
    Cost $1,211,319
      Market Value.......  $1,117,506       --
    Growth with Income
     Series
    Shares 58,705
    Cost $1,240,082
      Market Value.......      --       $1,233,387
    Total Return Series
    Shares 53,015
    Cost $999,154
      Market Value.......      --           --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Small Cap Fund
    Shares 72,178
    Cost $1,720,868
      Market Value.......      --           --
    Strategic Income
     Securities Fund
    Shares 52,840
    Cost $538,585
      Market Value.......      --           --
    Mutual Shares
     Securities Fund
    Shares 36,901
    Cost $499,818
      Market Value.......      --           --
    Developing Markets
     Equity Fund
    Shares 22,015
    Cost $121,295
      Market Value.......      --           --
    Growth Securities
     Fund
    Shares 45,036
    Cost $592,594
      Market Value.......      --           --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       2,214        1,678
  Receivable from fund
   shares sold...........      --           --
                           ----------   ----------
  Total Assets...........   1,119,720    1,235,065
                           ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --           --
  Payable for fund shares
   purchased.............       2,216        1,678
                           ----------   ----------
  Total Liabilities......       2,216        1,678
                           ----------   ----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $1,117,504   $1,233,387
                           ==========   ==========

  * Formerly Franklin Strategic Income Investments Fund. Change effective on May 1, 2000.
 ** Formerly Templeton Developing Markets Equity Fund. Formerly Templeton Global Growth Fund. Change effective on May 1, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                          FRANKLIN         FRANKLIN       TEMPLETON
                               MFS        FRANKLIN        STRATEGIC      MUTUAL SHARES    DEVELOPING    TEMPLETON GROWTH
                           TOTAL RETURN   SMALL CAP   INCOME SECURITIES   SECURITIES    MARKETS EQUITY     SECURITIES
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT*      SUB-ACCOUNT   SUB-ACCOUNT**    SUB-ACCOUNT**
                           ------------  -----------  -----------------  -------------  --------------  ----------------
ASSETS:
  Investments in MFS
   Variable Insurance
   Trust:
    Growth Series
    Shares 85,962
    Cost $1,211,319
      Market Value.......      --            --            --                --             --               --
    Growth with Income
     Series
    Shares 58,705
    Cost $1,240,082
      Market Value.......      --            --            --                --             --               --
    Total Return Series
    Shares 53,015
    Cost $999,154
      Market Value.......   $1,038,574       --            --                --             --               --
  Investments in Franklin
   Templeton Variable
   Insurance Products
   Trust:
    Small Cap Fund
    Shares 72,178
    Cost $1,720,868
      Market Value.......      --        $1,525,847        --                --             --               --
    Strategic Income
     Securities Fund
    Shares 52,840
    Cost $538,585
      Market Value.......      --            --           $522,591           --             --               --
    Mutual Shares
     Securities Fund
    Shares 36,901
    Cost $499,818
      Market Value.......      --            --            --              $524,739         --               --
    Developing Markets
     Equity Fund
    Shares 22,015
    Cost $121,295
      Market Value.......      --            --            --                --            $115,581          --
    Growth Securities
     Fund
    Shares 45,036
    Cost $592,594
      Market Value.......      --            --            --                --             --              $616,992
  Due from Hartford Life
   and Annuity Insurance
   Company...............       16,275        8,373        --                 8,523             251            5,881
  Receivable from fund
   shares sold...........      --            --                 65           --             --               --
                            ----------   ----------       --------         --------        --------         --------
  Total Assets...........    1,054,849    1,534,220        522,656          533,262         115,832          622,873
                            ----------   ----------       --------         --------        --------         --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --                 65           --             --               --
  Payable for fund shares
   purchased.............       16,275        8,373        --                 8,523             251            5,881
                            ----------   ----------       --------         --------        --------         --------
  Total Liabilities......       16,275        8,373             65            8,523             251            5,881
                            ----------   ----------       --------         --------        --------         --------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,038,574   $1,525,847       $522,591         $524,739        $115,581         $616,992
                            ==========   ==========       ========         ========        ========         ========

  * Formerly Franklin Strategic Income Investments Fund. Change effective on May 1, 2000.
 ** Formerly Templeton Developing Markets Equity Fund. Formerly Templeton Global Growth Fund. Change effective on May 1, 2000.

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
  Money Market Portfolio 1.25%.....    7,327,823   $12.667614  $   92,826,036
  Money Market Portfolio 1.4%......      365,946    12.636158       4,624,152
  Money Market Portfolio 1.5%......      507,332    10.886176       5,522,907
  Money Market Portfolio 1.65%.....       66,439    10.865786         721,915
  Money Market Portfolio 1.35%.....      137,354    10.194189       1,400,214
  Money Market Portfolio 1.5%......       83,157    10.187500         847,161
  North American Government
   Securities Portfolio 1.25%......      520,520    12.485020       6,498,701
  North American Government
   Securities Portfolio 1.4%.......        4,542    12.454014          56,567
  North American Government
   Securities Portfolio 1.5%.......       29,251    10.747770         314,379
  Balanced Growth Portfolio
   1.25%...........................    5,141,840    19.121108      98,317,681
  Balanced Growth Portfolio 1.4%...      232,043    19.073451       4,425,859
  Balanced Growth Portfolio 1.5%...      187,999    11.505319       2,162,987
  Balanced Growth Portfolio
   1.65%...........................       16,829    11.483787         193,259
  Balanced Growth Portfolio
   1.35%...........................       40,500    10.982600         444,792
  Balanced Growth Portfolio 1.5%...       67,171    10.975415         737,226
  Utilities Portfolio 1.25%........    5,841,059    27.952793     163,273,922
  Utilities Portfolio 1.4%.........      346,577    27.883245       9,663,682
  Utilities Portfolio 1.5%.........      357,897    15.363425       5,498,519
  Utilities Portfolio 1.65%........       28,567    15.334670         438,063
  Utilities Portfolio 1.35%........      319,960     9.212947       2,947,778
  Utilities Portfolio 1.5%.........      150,278     9.206907       1,383,590
  Dividend Growth Portfolio
   1.25%...........................   20,342,772    25.589967     520,570,855
  Dividend Growth Portfolio 1.5%...      931,417    11.141784      10,377,647
  Dividend Growth Portfolio 1.4%...      721,077    25.526218      18,406,372
  Dividend Growth Portfolio
   1.65%...........................      111,735    11.120939       1,242,599
  Dividend Growth Portfolio
   1.35%...........................      156,890    11.228068       1,761,574
  Dividend Growth Portfolio 1.5%...       72,381    11.220726         812,165
  Value-Added Market Portfolio
   1.25%...........................    6,376,492    24.232344     154,517,347
  Value-Added Market Portfolio
   1.5%............................      127,479    13.076029       1,666,914
  Value-Added Market Portfolio
   1.4%............................      224,392    24.172063       5,424,025
  Value-Added Market Portfolio
   1.65%...........................        6,378    13.051566          83,234
  Value-Added Market Portfolio
   1.35%...........................       39,093    10.984420         429,419
  Value-Added Market Portfolio
   1.5%............................       28,707    10.977228         315,128
  Growth Portfolio 1.25%...........    4,348,859    22.134569      96,260,121
  Growth Portfolio 1.4%............      299,751    22.079432       6,618,324
  Growth Portfolio 1.5%............      210,314    12.874440       2,707,680
  Growth Portfolio 1.65%...........       27,611    12.850347         354,806
  Growth Portfolio 1.35%...........      150,283     8.063994       1,211,878
  Growth Portfolio 1.5%............       75,694     8.058696         609,996
  American Opportunities Portfolio
   1.25%...........................   18,341,601    37.259874     683,405,746
  American Opportunities Portfolio
   1.4%............................      982,393    37.167024      36,512,639
  American Opportunities Portfolio
   1.5%............................    1,120,564    16.080272      18,018,980
  American Opportunities Portfolio
   1.65%...........................       97,997    16.050181       1,572,874
  American Opportunities Portfolio
   1.35%...........................      845,182     9.489240       8,020,136
  American Opportunities Portfolio
   1.55%...........................      362,688     9.483020       3,439,381
  Global Equity Portfolio 1.25%....    7,595,182    18.304657     139,027,204
  Global Equity Portfolio 1.4%.....      354,557    18.259127       6,473,895
  Global Equity Portfolio 1.5%.....      300,833    12.788267       3,847,129
  Global Equity Portfolio 1.65%....       37,636    12.764318         480,398
  Global Equity Portfolio 1.35%....       54,345     9.086062         493,782
  Global Equity Portfolio 1.5%.....       30,246     9.080102         274,640
  Developing Growth Portfolio
   1.25%...........................    3,900,099    29.816299     116,286,526
  Developing Growth Portfolio
   1.4%............................      212,751    29.741965       6,327,630
  Developing Growth Portfolio
   1.5%............................      129,482    15.865026       2,054,238
  Developing Growth Portfolio
   1.5%............................       18,948    15.835293         300,047
  Developing Growth Portfolio
   1.35%...........................      110,530     8.637255         954,674
  Developing Growth Portfolio
   1.5%............................       49,064     8.631581         423,496
  Emerging Markets Portfolio
   1.25%...........................    1,159,392    10.173503      11,795,077
  Emerging Markets Portfolio
   1.4%............................       16,105    10.148158         163,432
  Emerging Markets Portfolio
   1.4%............................        7,478    11.647511          87,105
  Diversified Income Portfolio
   1.25%...........................    5,052,563    11.436240      57,782,321

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
  Diversified Income Portfolio
   1.4%............................      168,243   $11.407684  $    1,919,264
  Diversified Income Portfolio
   1.5%............................      299,070     9.028181       2,700,057
  Diversified Income Portfolio
   1.65%...........................       12,367     9.011267         111,440
  Diversified Income Portfolio Cl Y
   1.35%...........................       40,991     9.469885         388,183
  Diversified Income Portfolio Cl Y
   1.5%............................       16,875     9.463677         159,698
  Mid-Cap Equity Portfolio 1.25%...    5,085,867    16.119202      81,980,112
  Mid-Cap Equity Portfolio 1.4%....      455,959    16.078944       7,331,345
  Mid-Cap Equity Portfolio 1.5%....      194,235    14.124754       2,743,522
  Mid-Cap Equity Portfolio 1.65%...       41,273    14.098275         581,873
  Mid-Cap Equity Portfolio 1.35%...      396,309     6.275771       2,487,143
  Mid-Cap Equity Portfolio 1.5%....      199,768     6.271631       1,252,868
  Strategic Stock Portfolio
   1.25%...........................    1,052,661    10.769379      11,336,503
  Strategic Stock Portfolio 1.4%...      104,035    10.742535       1,117,601
  Strategic Stock Portfolio 1.5%...       48,919    11.116968         543,829
  Strategic Stock Portfolio
   1.65%...........................        8,379    11.096228          92,979
  Strategic Stock Portfolio
   1.35%...........................       18,868    11.550183         217,924
  Strategic Stock Portfolio 1.5%...       12,511    11.542624         144,409
  Enterprise Portfolio 1.25%.......    2,885,302    11.127586      32,106,451
  Enterprise Portfolio 1.4%........      415,185    11.099911       4,608,519
  Enterprise Portfolio 1.5%........      182,443    11.602577       2,116,813
  Enterprise Portfolio 1.65%.......       20,830    11.580957         241,233
  Enterprise Portfolio 1.35%.......      149,622     7.914077       1,184,116
  Enterprise Portfolio 1.55%.......       70,742     7.908888         559,491
  High Yield Portfolio 1.25%.......    1,789,537     9.305349      16,652,269
  High Yield Portfolio 1.35%.......       60,012     8.997224         539,942
  High Yield Portfolio 1.4%........      167,381     9.282213       1,553,667
  High Yield Portfolio 1.5%........      164,574     9.262305       1,524,336
  High Yield Portfolio 1.65%.......       12,546     9.245027         115,988
  Mid-Cap Value Portfolio 1.25%....    1,697,688    13.080924      22,207,332
  Mid-Cap Value Portfolio 1.35%....       46,887    10.276336         481,824
  Mid-Cap Value Portfolio 1.4%.....      293,838    13.048484       3,834,144
  Mid-Cap Value Portfolio 1.5%.....      194,806    14.418861       2,808,878
  Mid-Cap Value Portfolio 1.65%....       10,242    14.392015         147,408
  Emerging Markets Debt Portfolio
   1.25%...........................      286,056     9.462708       2,706,864
  Emerging Markets Debt Portfolio
   1.35%...........................        4,566    10.087738          46,065
  Emerging Markets Debt Portfolio
   1.4%............................       87,078     9.439131         821,943
  Emerging Markets Debt Portfolio
   1.5%............................       23,090    11.700549         270,169
  Emerging Markets Debt Portfolio
   1.65%...........................        1,697    11.678766          19,821
  Emerging Markets Equity Portfolio
   1.25%...........................      650,251     8.647556       5,623,085
  Emerging Markets Equity Portfolio
   1.35%...........................       21,056     6.652133         140,064
  Emerging Markets Equity Portfolio
   1.4%............................      192,018     8.630526       1,657,215
  Emerging Markets Equity Portfolio
   1.5%............................       50,273     8.619177         433,308
  Emerging Markets Equity Portfolio
   1.65%...........................        8,016     8.604652          68,977
  Active International Allocation
   Portfolio 1.25%.................      169,122     9.958207       1,684,152
  Active International Allocation
   Portfolio 1.35%.................       50,237     9.320933         468,253
  Active International Allocation
   Portfolio 1.4%..................       36,302     9.939129         360,809
  Active International Allocation
   Portfolio 1.5%..................       33,885     9.926436         336,353
  Active International Allocation
   Portfolio 1.65%.................        5,492     9.908824          54,415
  Fixed Income Portfolio 1.25%.....      266,424    11.025531       2,937,464
  Fixed Income Portfolio 1.35%.....       65,818    10.603223         697,885
  Fixed Income Portfolio 1.4%......       54,604    11.003792         600,847
  Fixed Income Portfolio 1.5%......       73,306    10.989346         805,589
  Fixed Income Portfolio 1.65%.....       13,235    10.970827         145,199
  Technology Portfolio 1.35%.......       15,642     6.795300         106,293
  Technology Portfolio 1.5%........       47,371     6.793764         321,828
  Global Growth Fund 1.35%.........      167,119     7.943946       1,327,588
  Global Growth Fund 1.5%..........       37,840     7.938725         300,402
  Global Small Capitalization Fund
   1.35%...........................       75,397     8.248837         621,936
  Global Small Capitalization Fund
   1.5%............................       21,137     8.243422         174,240
  Growth Fund 1.35%................      615,642     8.978978       5,527,837
  Growth Fund 1.5%.................      241,430     8.973086       2,166,376
  Growth-Income Fund 1.35%.........      288,455    10.443040       3,012,348
  Growth-Income Fund 1.5%..........      160,673    10.436204       1,676,816

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1998

                                        UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS    PRICE       LIABILITY
                                     ------------  ----------  --------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD -- (CONTINUED)
  International Fund 1.35%.........      217,162   $ 7.834361  $    1,701,324
  International Fund 1.50%.........       53,961     7.829218         422,474
  Capital Opportunities Series
   1.35%...........................      134,693     8.709151       1,173,063
  Capital Opportunities Series
   1.50%...........................       75,846     8.703436         660,120
  Emerging Growth Series 1.35%.....      216,529     8.179021       1,770,995
  Emerging Growth Series 1.5%......      154,827     8.173646       1,265,497
  Growth Series 1.35%..............       73,791     8.931507         659,068
  Growth Series 1.5%...............       51,362     8.925648         458,436
  Growth with Income Series
   1.35%...........................       56,925     9.864242         561,521
  Growth with Income Series 1.5%...       68,156     9.857772         671,866
  Total Return Series 1.35%........       70,757    11.146710         788,709
  Total Return Series 1.5%.........       22,431    11.139424         249,865
  Small Cap Fund 1.35%.............      133,829     8.046527       1,076,863
  Small Cap Fund 1.5%..............       55,835     8.041240         448,984
  Strategic Income Securities Fund
   1.35%...........................       44,891    10.147287         455,525
  Strategic Income Securities Fund
   1.5%............................        6,614    10.140638          67,066
  Mutual Shares Securities Fund
   1.35%...........................       15,859    10.858700         172,212
  Mutual Shares Securities Fund
   1.5%............................       32,486    10.851583         352,527
  Developing Markets Equity Fund
   1.35%...........................       12,588     8.213557         103,395
  Developing Markets Equity Fund
   1.5%............................        1,485     8.208164          12,186
  Growth Securities Fund 1.35%.....       23,225    10.210434         237,136
  Growth Securities Fund 1.5%......       37,227    10.203740         379,856
                                                               --------------
  SUB-TOTAL:.......................                             2,578,004,814
                                                               --------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
  Money Market Portfolio...........       13,093    12.667614         165,851
  Money Market Portfolio...........       14,759    10.194189         150,454
  North American Government
   Securities Portfolio............        1,440    12.485020          17,984
  Balanced Growth Portfolio........       15,919    19.121108         304,393
  Utilities Portfolio..............       12,427    27.952793         347,377
  Dividend Growth Portfolio........       49,849    25.589967       1,275,636
  Value-Added Market Portfolio.....       11,997    24.232344         290,722
  Growth Portfolio.................       17,952    22.134569         397,369
  American Opportunities
   Portfolio.......................       29,473    37.259874       1,098,162
  Global Equity Portfolio..........       24,217    18.304657         443,280
  Developing Growth Portfolio......        5,694    29.816299         169,768
  Emerging Markets Portfolio.......        5,304    10.173503          53,958
  Diversified Income Portfolio.....        3,726    11.436240          42,610
  Mid-Cap Equity Portfolio.........        1,528    16.119202          24,623
  Strategic Stock Portfolio........        2,375    10.769379          25,574
  Enterprise Portfolio.............          665    11.127586           7,403
  Mid-Cap Value Portfolio..........          708    13.080924           9,264
                                                               --------------
  SUB-TOTAL:.......................                                 4,824,428
                                                               --------------
GRAND TOTAL:.......................                            $2,582,829,242
                                                               ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                      [This page intentionally left blank]

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
INVESTMENT INCOME:
  Dividends..............  $ 6,418,021      $443,869
EXPENSES:
  Mortality and expense
   undertakings..........   (1,401,057)      (93,953)
                           -----------      --------
    Net investment income
     (loss)..............    5,016,964       349,916
                           -----------      --------
CAPITAL GAINS INCOME.....      --            --
                           -----------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      --            (22,586)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --             51,691
                           -----------      --------
    Net gain (loss) on
     investments.........      --             29,105
                           -----------      --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 5,016,964      $379,021
                           ===========      ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                             BALANCED                        DIVIDEND       VALUE-ADDED                      AMERICAN
                              GROWTH        UTILITIES         GROWTH          MARKET          GROWTH       OPPORTUNITIES
                            SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  --------------  ---------------  -------------  --------------  ---------------
INVESTMENT INCOME:
  Dividends..............   $ 3,697,354    $  2,749,927    $  12,063,571    $   674,566    $   --          $    --
EXPENSES:
  Mortality and expense
   undertakings..........    (1,310,453)     (2,292,507)      (6,949,162)    (1,921,440)     (1,352,566)      (9,748,508)
                            -----------    ------------    -------------    -----------    ------------    -------------
    Net investment income
     (loss)..............     2,386,901         457,420        5,114,409     (1,246,874)     (1,352,566)      (9,748,508)
                            -----------    ------------    -------------    -----------    ------------    -------------
CAPITAL GAINS INCOME.....       826,063       9,619,663      120,729,055     14,085,943       5,984,413       63,759,279
                            -----------    ------------    -------------    -----------    ------------    -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........    (1,072,700)        (56,385)     (13,522,535)       202,039         (96,268)        (606,168)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,572,664     (18,174,145)    (100,887,550)     2,066,339     (21,956,477)    (101,465,941)
                            -----------    ------------    -------------    -----------    ------------    -------------
    Net gain (loss) on
     investments.........     1,499,964     (18,230,530)    (114,410,085)     2,268,378     (22,052,745)    (102,072,109)
                            -----------    ------------    -------------    -----------    ------------    -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 4,712,928    $ (8,153,447)   $  11,433,379    $15,107,447    $(17,420,898)   $ (48,061,338)
                            ===========    ============    =============    ===========    ============    =============

                               GLOBAL
                               EQUITY
                            SUB-ACCOUNT
                           --------------
INVESTMENT INCOME:
  Dividends..............   $    493,639
EXPENSES:
  Mortality and expense
   undertakings..........     (2,009,964)
                            ------------
    Net investment income
     (loss)..............     (1,516,325)
                            ------------
CAPITAL GAINS INCOME.....     10,331,365
                            ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (244,613)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (20,281,897)
                            ------------
    Net gain (loss) on
     investments.........    (20,526,510)
                            ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(11,711,470)
                            ============

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                               DEVELOPING           EMERGING
                                 GROWTH             MARKETS
                              SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ------------------
INVESTMENT INCOME:
  Dividends..............     $      8,570        $  --
EXPENSES:
  Mortality and expense
   undertakings..........       (1,886,687)          (217,513)
                              ------------        -----------
    Net investment (loss)
     income..............       (1,878,117)          (217,513)
                              ------------        -----------
CAPITAL GAINS INCOME.....       26,583,966           --
                              ------------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........       (1,020,220)           736,935
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (63,675,387)        (5,883,474)
                              ------------        -----------
    Net (loss) gain on
     investments.........      (64,695,607)        (5,146,539)
                              ------------        -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $(39,989,758)       $(5,364,052)
                              ============        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                              DIVERSIFIED
                                 INCOME         MID-CAP EQUITY     STRATEGIC STOCK       ENTERPRISE       HIGH YIELD
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -----------------  ------------------  ----------------  ---------------
INVESTMENT INCOME:
  Dividends..............     $ 6,081,657        $   --               $ 201,109         $     52,935      $ 2,669,359
EXPENSES:
  Mortality and expense
   undertakings..........        (887,902)         (1,469,468)         (145,973)            (474,508)        (281,609)
                              -----------        ------------         ---------         ------------      -----------
    Net investment (loss)
     income..............       5,193,755          (1,469,468)           55,136             (421,573)       2,387,750
                              -----------        ------------         ---------         ------------      -----------
CAPITAL GAINS INCOME.....        --                 7,688,825           420,873            2,987,363         --
                              -----------        ------------         ---------         ------------      -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (1,321,473)           (763,786)           11,508             (108,546)         (80,052)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (8,051,313)        (50,948,545)          471,923          (11,079,796)      (5,012,209)
                              -----------        ------------         ---------         ------------      -----------
    Net (loss) gain on
     investments.........      (9,372,786)        (51,712,331)          483,431          (11,188,342)      (5,092,261)
                              -----------        ------------         ---------         ------------      -----------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $(4,179,031)       $(45,492,974)        $ 959,440         $ (8,622,552)     $(2,704,511)
                              ===========        ============         =========         ============      ===========

                               MID-CAP        EMERGING
                                VALUE       MARKETS DEBT
                             SUB-ACCOUNT    SUB-ACCOUNT
                           ---------------  ------------
INVESTMENT INCOME:
  Dividends..............    $    36,325     $ 350,557
EXPENSES:
  Mortality and expense
   undertakings..........       (304,452)      (34,332)
                             -----------     ---------
    Net investment (loss)
     income..............       (268,127)      316,225
                             -----------     ---------
CAPITAL GAINS INCOME.....      3,644,994        --
                             -----------     ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........         41,637        20,849
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (1,487,042)     (110,161)
                             -----------     ---------
    Net (loss) gain on
     investments.........     (1,445,405)      (89,312)
                             -----------     ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $ 1,931,462     $ 226,913
                             ===========     =========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                              ACTIVE
                              EMERGING     INTERNATIONAL
                           MARKETS EQUITY   ALLOCATION
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   --           $   7,280
EXPENSES:
  Mortality and expense
   undertakings..........      (120,022)       (24,148)
                            -----------      ---------
    Net investment (loss)
     income..............      (120,022)       (16,868)
                            -----------      ---------
CAPITAL GAINS INCOME.....     1,327,810         98,603
                            -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      (153,085)        (5,712)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (6,472,382)      (327,444)
                            -----------      ---------
    Net (loss) gain on
     investments.........    (6,625,467)      (333,156)
                            -----------      ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $(5,417,679)     $(251,421)
                            ===========      =========

  *  From inception, November 11, 2000, to December 31, 2000
 **  From inception, July 24, 2000, to December 31, 2000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                                      AMERICAN FUNDS
                              FIXED                   AMERICAN FUNDS   GLOBAL SMALL   AMERICAN FUNDS  AMERICAN FUNDS
                             INCOME      TECHNOLOGY   GLOBAL GROWTH   CAPITALIZATION      GROWTH      GROWTH-INCOME
                           SUB-ACCOUNT  SUB-ACCOUNT*  SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**
                           -----------  ------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $279,153      $ --          $     201        $--            $ --             $--
EXPENSES:
  Mortality and expense
   undertakings..........    (39,907)         (259)        (4,483)         (2,080)        (20,409)        (12,307)
                            --------      --------      ---------        --------       ---------        --------
    Net investment (loss)
     income..............    239,246          (259)        (4,282)         (2,080)        (20,409)        (12,307)
                            --------      --------      ---------        --------       ---------        --------
CAPITAL GAINS INCOME.....     --            --            --              --              --              --
                            --------      --------      ---------        --------       ---------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........      7,932        --                (38)            284             217               5
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     83,928       (24,959)      (165,793)        (75,740)       (505,508)        154,986
                            --------      --------      ---------        --------       ---------        --------
    Net (loss) gain on
     investments.........     91,860       (24,959)      (165,831)        (75,456)       (505,291)        154,991
                            --------      --------      ---------        --------       ---------        --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....   $331,106      $(25,218)     $(170,113)       $(77,536)      $(525,700)       $142,684
                            ========      ========      =========        ========       =========        ========


                           AMERICAN FUNDS   MFS CAPITAL
                           INTERNATIONAL   OPPORTUNITIES
                           SUB-ACCOUNT**   SUB-ACCOUNT**
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............    $     237       $ --
EXPENSES:
  Mortality and expense
   undertakings..........       (6,195)         (4,577)
                             ---------       ---------
    Net investment (loss)
     income..............       (5,958)         (4,577)
                             ---------       ---------
CAPITAL GAINS INCOME.....      --              --
                             ---------       ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........          314              18
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (252,556)       (126,884)
                             ---------       ---------
    Net (loss) gain on
     investments.........     (252,242)       (126,866)
                             ---------       ---------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(258,200)      $(131,443)
                             =========       =========

  *  From inception, November 11, 2000, to December 31, 2000
 **  From inception, July 24, 2000, to December 31, 2000

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           MFS EMERGING
                              GROWTH       MFS GROWTH
                           SUB-ACCOUNT**  SUB-ACCOUNT**
                           -------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ --           $ --
EXPENSES:
  Mortality and expense
   undertakings..........       (8,282)       (3,276)
                             ---------      --------
    Net investment (loss)
     income..............       (8,282)       (3,276)
                             ---------      --------
CAPITAL GAINS INCOME.....      --             --
                             ---------      --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........         (131)           39
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (359,014)      (93,813)
                             ---------      --------
    Net (loss) gain on
     investments.........     (359,145)      (93,774)
                             ---------      --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....    $(367,427)     $(97,050)
                             =========      ========

 **  From inception, July 24, 2000, to December 31, 2000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                            FRANKLIN         FRANKLIN       TEMPLETON
                            MFS GROWTH         MFS         FRANKLIN         STRATEGIC      MUTUAL SHARES    DEVELOPING
                            WITH INCOME   TOTAL RETURN     SMALL CAP    INCOME SECURITIES   SECURITIES    MARKETS EQUITY
                           SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT**  SUB-ACCOUNT**
                           -------------  -------------  -------------  -----------------  -------------  --------------
INVESTMENT INCOME:
  Dividends..............     $--            $--           $ --             $ 27,446         $ --            $--
EXPENSES:
  Mortality and expense
   undertakings..........      (2,720)        (1,994)         (4,265)         (1,521)          (1,384)          (346)
                              -------        -------       ---------        --------         --------        -------
    Net investment (loss)
     income..............      (2,720)        (1,994)         (4,265)         25,925           (1,384)          (346)
                              -------        -------       ---------        --------         --------        -------
CAPITAL GAINS INCOME.....      --             --             --              --                --             --
                              -------        -------       ---------        --------         --------        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........         (27)             4              (3)             (2)               9              1
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (6,694)        39,419        (195,022)        (15,994)          24,922         (5,714)
                              -------        -------       ---------        --------         --------        -------
    Net (loss) gain on
     investments.........      (6,721)        39,423        (195,025)        (15,996)          24,931         (5,713)
                              -------        -------       ---------        --------         --------        -------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....     $(9,441)       $37,429       $(199,290)       $  9,929         $ 23,547        $(6,059)
                              =======        =======       =========        ========         ========        =======


                           TEMPLETON GROWTH
                              SECURITIES
                            SUB-ACCOUNT**
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $--
EXPENSES:
  Mortality and expense
   undertakings..........        (1,324)
                               --------
    Net investment (loss)
     income..............        (1,324)
                               --------
CAPITAL GAINS INCOME.....       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized (loss)
   gain on security
   transactions..........            11
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        24,397
                               --------
    Net (loss) gain on
     investments.........        24,408
                               --------
    Net (decrease)
     increase in net
     assets resulting
     from operations.....      $ 23,084
                               ========

 **  From inception, July 24, 2000, to December 31, 2000

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2000

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 5,016,964    $   349,916
  Capital gains income...      --             --
  Net realized (loss)
   gain on security
   transactions..........      --             (22,586)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --              51,691
                           ------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    5,016,964        379,021
                           ------------   -----------
UNIT TRANSACTIONS:
  Purchases..............   15,343,147        --
  Net transfers..........  (11,262,284)    (1,168,166)
  Surrenders for benefit
   payments and fees.....  (26,355,242)      (864,023)
  Net annuity
   transactions..........      104,039         (6,437)
                           ------------   -----------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........  (22,170,340)    (2,038,626)
                           ------------   -----------
  Net (decrease) increase
   in net assets.........  (17,153,376)    (1,659,605)
NET ASSETS:
  Beginning of period....  123,412,066      8,547,236
                           ------------   -----------
  End of period..........  $106,258,690   $ 6,887,631
                           ============   ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                         NORTH AMERICAN
                                           GOVERNMENT
                           MONEY MARKET    SECURITIES
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 4,035,059     $  282,155
  Capital gains income...      --             --
  Net realized (loss)
   gain on security
   transactions..........      --              (2,295)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      --             (98,426)
                           ------------    ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,035,059        181,434
                           ------------    ----------
UNIT TRANSACTIONS:
  Purchases..............   23,817,068        563,929
  Net transfers..........   15,198,089        928,086
  Surrenders for benefit
   payments and fees.....  (28,455,931)      (661,447)
  Net annuity
   transactions..........       66,438         (6,541)
                           ------------    ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,625,664        824,027
                           ------------    ----------
  Net increase in net
   assets................   14,660,723      1,005,461
NET ASSETS:
  Beginning of period....  108,751,343      7,541,775
                           ------------    ----------
  End of period..........  $123,412,066    $8,547,236
                           ============    ==========

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                BALANCED                                DIVIDEND        VALUE-ADDED
                                 GROWTH            UTILITIES             GROWTH            MARKET            GROWTH
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ------------------  ------------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  2,386,901        $    457,420       $   5,114,409      $ (1,246,874)     $ (1,352,566)
  Capital gains income...          826,063           9,619,663         120,729,055        14,085,943         5,984,413
  Net realized (loss)
   gain on security
   transactions..........       (1,072,700)            (56,385)        (13,522,535)          202,039           (96,268)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        2,572,664         (18,174,145)       (100,887,550)        2,066,339       (21,956,477)
                              ------------        ------------       -------------      ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        4,712,928          (8,153,447)         11,433,379        15,107,447       (17,420,898)
                              ------------        ------------       -------------      ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............        4,373,715          13,351,029          17,661,425         3,774,740         9,927,540
  Net transfers..........       (5,153,412)         37,732,209         (88,264,993)       (6,216,757)       41,967,677
  Surrenders for benefit
   payments and fees.....      (10,726,930)        (12,181,052)        (48,335,221)      (10,645,531)       (7,059,566)
  Net annuity
   transactions..........          192,690             125,522             336,414            31,999           431,574
                              ------------        ------------       -------------      ------------      ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........      (11,313,937)         39,027,708        (118,602,375)      (13,055,549)       45,267,225
                              ------------        ------------       -------------      ------------      ------------
  Net (decrease) increase
   in net assets.........       (6,601,009)         30,874,261        (107,168,996)        2,051,898        27,846,327
NET ASSETS:
  Beginning of period....      113,187,206         152,678,670         661,615,844       160,674,891        80,313,847
                              ------------        ------------       -------------      ------------      ------------
  End of period..........     $106,586,197        $183,552,931       $ 554,446,848      $162,726,789      $108,160,174
                              ============        ============       =============      ============      ============

                              AMERICAN            GLOBAL
                            OPPORTUNITIES         EQUITY
                             SUB-ACCOUNT       SUB-ACCOUNT
                           ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................   $  (9,748,508)     $ (1,516,325)
  Capital gains income...      63,759,279        10,331,365
  Net realized (loss)
   gain on security
   transactions..........        (606,168)         (244,613)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (101,465,941)      (20,281,897)
                            -------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (48,061,338)      (11,711,470)
                            -------------      ------------
UNIT TRANSACTIONS:
  Purchases..............      50,094,537         8,737,526
  Net transfers..........     116,276,594        12,694,774
  Surrenders for benefit
   payments and fees.....     (52,092,730)      (10,884,694)
  Net annuity
   transactions..........         284,071           298,645
                            -------------      ------------
  Net (decrease) increase
   in net assets
   resulting from unit
   transactions..........     114,562,472        10,846,251
                            -------------      ------------
  Net (decrease) increase
   in net assets.........      66,501,134          (865,219)
NET ASSETS:
  Beginning of period....     685,566,784       151,905,547
                            -------------      ------------
  End of period..........   $ 752,067,918      $151,040,328
                            =============      ============

                                BALANCED                                DIVIDEND        VALUE-ADDED
                                 GROWTH            UTILITIES             GROWTH            MARKET            GROWTH
                              SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ------------------  ------------------  --------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  1,944,082        $    356,808        $  4,034,856      $   (240,019)     $  (704,683)
  Capital gains income...       12,263,090             719,571          61,332,549         5,499,038        4,191,496
  Net realized (loss)
   gain on security
   transactions..........          (73,288)             19,860          (2,732,578)          275,018          164,575
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (12,320,805)         40,186,992         (70,396,747)        9,944,964       16,049,317
                              ------------        ------------        ------------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        1,813,079          41,283,231          (7,761,920)       15,479,001       19,700,705
                              ------------        ------------        ------------      ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............        8,636,011          11,974,424          47,158,874         8,568,182        6,335,812
  Net transfers..........       16,333,341          28,022,803          42,003,115           (84,774)      11,373,024
  Surrenders for benefit
   payments and fees.....       (8,597,616)         (8,175,407)        (62,420,672)      (10,796,247)      (4,922,308)
  Net annuity
   transactions..........           40,306             170,763             484,672           165,381           24,763
                              ------------        ------------        ------------      ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       16,412,042          31,992,583          27,225,989        (2,147,458)      12,811,291
                              ------------        ------------        ------------      ------------      -----------
  Net increase in net
   assets................       18,225,121          73,275,814          19,464,069        13,331,543       32,511,996
NET ASSETS:
  Beginning of period....       94,962,085          79,402,856         642,151,775       147,343,348       47,801,851
                              ------------        ------------        ------------      ------------      -----------
  End of period..........     $113,187,206        $152,678,670        $661,615,844      $160,674,891      $80,313,847
                              ============        ============        ============      ============      ===========

                                AMERICAN              GLOBAL
                              OPPORTUNITIES           EQUITY
                              SUB-ACCOUNT*         SUB-ACCOUNT
                           -------------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $ (4,186,510)        $ (1,053,706)
  Capital gains income...       40,966,154            --
  Net realized (loss)
   gain on security
   transactions..........         (200,293)             105,344
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      185,622,773           37,067,653
                              ------------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      222,202,124           36,119,291
                              ------------         ------------
UNIT TRANSACTIONS:
  Purchases..............       49,350,136            8,046,187
  Net transfers..........      112,929,991            7,428,110
  Surrenders for benefit
   payments and fees.....      (32,300,071)          (8,976,935)
  Net annuity
   transactions..........          592,185              152,229
                              ------------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      130,572,241            6,649,591
                              ------------         ------------
  Net increase in net
   assets................      352,774,365           42,768,882
NET ASSETS:
  Beginning of period....      332,792,419          109,136,665
                              ------------         ------------
  End of period..........     $685,566,784         $151,905,547
                              ============         ============

  *  Formerly American Value Sub-Account; change effective May 1, 1999.

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                               DEVELOPING           EMERGING
                                 GROWTH             MARKETS
                              SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ------------------
OPERATIONS:
  Net investment (loss)
   income................     $ (1,878,117)       $  (217,513)
  Capital gains income...       26,583,966           --
  Net realized (loss)
   gain on security
   transactions..........       (1,020,220)           736,935
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      (63,675,387)        (5,883,474)
                              ------------        -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............      (39,989,758)        (5,364,052)
                              ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............       11,037,074           --
  Net transfers..........       20,495,640         (2,107,031)
  Surrenders for benefit
   payments and fees.....      (11,816,220)        (1,395,528)
  Net annuity
   transactions..........          (53,054)           (29,491)
                              ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       19,663,440         (3,532,050)
                              ------------        -----------
  Net (decrease) increase
   in net assets.........      (20,326,318)        (8,896,102)
NET ASSETS:
  Beginning of period....      146,842,697         20,995,674
                              ------------        -----------
  End of period..........     $126,516,379        $12,099,572
                              ============        ===========

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                               DEVELOPING           EMERGING
                                 GROWTH             MARKETS
                              SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ------------------
OPERATIONS:
  Net investment (loss)
   income................     $ (1,058,008)       $  (165,835)
  Capital gains income...        --                  --
  Net realized gain
   (loss) on security
   transactions..........        1,312,196           (203,975)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       66,388,520          9,904,528
                              ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       66,642,708          9,534,718
                              ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............        5,143,087            798,422
  Net transfers..........        7,894,645           (219,128)
  Surrenders for benefit
   payments and fees.....       (7,509,093)        (1,275,935)
  Net annuity
   transactions..........          192,035             67,560
                              ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        5,720,674           (629,081)
                              ------------        -----------
  Total increase
   (decrease) in net
   assets................       72,363,382          8,905,637
NET ASSETS:
  Beginning of period....       74,479,315         12,090,037
                              ------------        -----------
  End of period..........     $146,842,697        $20,995,674
                              ============        ===========

**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                              DIVERSIFIED
                                 INCOME         MID-CAP EQUITY     STRATEGIC STOCK      ENTERPRISE       HIGH YIELD
                              SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  -----------------  ------------------  ---------------  --------------
OPERATIONS:
  Net investment (loss)
   income................     $  5,193,755       $ (1,469,468)       $    55,136       $   (421,573)    $ 2,387,750
  Capital gains income...        --                 7,688,825            420,873          2,987,363         --
  Net realized (loss)
   gain on security
   transactions..........       (1,321,473)          (763,786)            11,508           (108,546)        (80,052)
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (8,051,313)       (50,948,545)           471,923        (11,079,796)     (5,012,209)
                              ------------       ------------        -----------       ------------     -----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       (4,179,031)       (45,492,974)           959,440         (8,622,552)     (2,704,511)
                              ------------       ------------        -----------       ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............        2,623,212         18,760,317          1,119,270          6,372,030       2,323,829
  Net transfers..........       (5,435,050)        60,701,644            731,107         23,978,432         (93,279)
  Surrenders for benefit
   payments and fees.....       (7,626,576)        (7,314,974)          (838,878)        (2,880,897)     (1,934,252)
  Net annuity
   transactions..........           16,683             36,506             22,319              9,456         --
                              ------------       ------------        -----------       ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (10,421,731)        72,183,493          1,033,818         27,479,021         296,298
                              ------------       ------------        -----------       ------------     -----------
  Net (decrease) increase
   in net assets.........      (14,600,762)        26,690,519          1,993,258         18,856,469      (2,408,213)
NET ASSETS:
  Beginning of period....       77,704,335         69,710,967         11,485,561         21,967,557      22,794,415
                              ------------       ------------        -----------       ------------     -----------
  End of period..........     $ 63,103,573       $ 96,401,486        $13,478,819       $ 40,824,026     $20,386,202
                              ============       ============        ===========       ============     ===========

                              MID-CAP        EMERGING
                               VALUE       MARKETS DEBT
                            SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  ------------
OPERATIONS:
  Net investment (loss)
   income................   $  (268,127)    $  316,225
  Capital gains income...     3,644,994        --
  Net realized (loss)
   gain on security
   transactions..........        41,637         20,849
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (1,487,042)      (110,161)
                            -----------     ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     1,931,462        226,913
                            -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     2,398,565        436,764
  Net transfers..........     7,720,177      2,393,365
  Surrenders for benefit
   payments and fees.....    (1,735,024)      (153,300)
  Net annuity
   transactions..........         9,739        --
                            -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     8,393,457      2,676,829
                            -----------     ----------
  Net (decrease) increase
   in net assets.........    10,324,919      2,903,742
NET ASSETS:
  Beginning of period....    19,163,931        961,120
                            -----------     ----------
  End of period..........   $29,488,850     $3,864,862
                            ===========     ==========

                              DIVERSIFIED                                                                              MID-CAP
                                 INCOME        MID-CAP EQUITY    STRATEGIC STOCK      ENTERPRISE      HIGH YIELD        VALUE
                              SUB-ACCOUNT      SUB-ACCOUNT****     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ------------------  ---------------  ------------------  --------------  --------------  --------------
OPERATIONS:
  Net investment (loss)
   income................     $ 5,743,823        $  (254,818)      $   (45,127)      $  (117,997)    $ 1,484,692     $  (134,962)
  Capital gains income...        --                 --                  19,014           576,428         --            2,170,992
  Net realized gain
   (loss) on security
   transactions..........         (39,961)           103,985            (1,919)            4,371           3,214          23,187
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (8,188,376)        27,634,475          (445,298)        2,973,314        (563,346)        629,983
                              -----------        -----------       -----------       -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (2,484,514)        27,483,642          (473,330)        3,436,116         924,560       2,689,200
                              -----------        -----------       -----------       -----------     -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............       4,716,433          5,404,680         2,332,280         5,182,021       4,749,557       3,567,981
  Net transfers..........       1,271,481         14,052,003         4,383,997        10,043,099       8,661,074       5,842,947
  Surrenders for benefit
   payments and fees.....      (6,571,543)        (1,960,056)         (299,166)       (1,024,385)     (1,647,709)       (355,169)
  Net annuity
   transactions..........           9,251           --                --                 --              --              --
                              -----------        -----------       -----------       -----------     -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (574,378)        17,496,627         6,417,111        14,200,735      11,762,922       9,055,759
                              -----------        -----------       -----------       -----------     -----------     -----------
  Total increase
   (decrease) in net
   assets................      (3,058,892)        44,980,269         5,943,781        17,636,851      12,687,482      11,744,959
NET ASSETS:
  Beginning of period....      80,763,227         24,730,698         5,541,780         4,330,706      10,106,933       7,418,972
                              -----------        -----------       -----------       -----------     -----------     -----------
  End of period..........     $77,704,335        $69,710,967       $11,485,561       $21,967,557     $22,794,415     $19,163,931
                              ===========        ===========       ===========       ===========     ===========     ===========

                             EMERGING
                           MARKETS DEBT
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment (loss)
   income................    $106,384
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........         867
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      46,701
                             --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     153,952
                             --------
UNIT TRANSACTIONS:
  Purchases..............     294,224
  Net transfers..........     284,171
  Surrenders for benefit
   payments and fees.....     (31,896)
  Net annuity
   transactions..........      --
                             --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     546,499
                             --------
  Total increase
   (decrease) in net
   assets................     700,451
NET ASSETS:
  Beginning of period....     260,669
                             --------
  End of period..........    $961,120
                             ========

**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                                              ACTIVE
                              EMERGING     INTERNATIONAL     FIXED
                           MARKETS EQUITY   ALLOCATION      INCOME
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  -------------  -----------
OPERATIONS:
  Net investment (loss)
   income................   $  (120,022)    $  (16,868)   $  239,246
  Capital gains income...     1,327,810         98,603        --
  Net realized (loss)
   gain on security
   transactions..........      (153,085)        (5,712)        7,932
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................    (6,472,382)      (327,444)       83,928
                            -----------     ----------    ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............    (5,417,679)      (251,421)      331,106
                            -----------     ----------    ----------
UNIT TRANSACTIONS:
  Purchases..............     3,324,835      1,509,594     1,024,269
  Net transfers..........     7,502,765      1,149,118     2,424,679
  Surrenders for benefit
   payments and fees.....      (580,563)       (69,370)     (135,611)
  Net annuity
   transactions..........       --             --             --
                            -----------     ----------    ----------
  Net increase in net
   assets resulting from
   unit transactions.....    10,247,037      2,589,342     3,313,337
                            -----------     ----------    ----------
  Net increase in net
   assets................     4,829,358      2,337,921     3,644,443
NET ASSETS:
  Beginning of period....     3,093,291        566,061     1,542,541
                            -----------     ----------    ----------
  End of period..........   $ 7,922,649     $2,903,982    $5,186,984
                            ===========     ==========    ==========

  *  From inception, November 11, 2000, to December 31, 2000
 **  From inception, July 24, 2000, to December 31, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1999

                                               ACTIVE
                              EMERGING     INTERNATIONAL       FIXED
                           MARKETS EQUITY    ALLOCATION       INCOME
                           SUB-ACCOUNT**   SUB-ACCOUNT***  SUB-ACCOUNT**
                           --------------  --------------  -------------
OPERATIONS:
  Net investment (loss)
   income................    $   (5,722)      $     66      $   61,081
  Capital gains income...       --             --              --
  Net realized gain on
   security
   transactions..........         4,110            499           5,167
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       750,282         43,907         (65,066)
                             ----------       --------      ----------
  Net increase in net
   assets resulting from
   operations............       748,670         44,472           1,182
                             ----------       --------      ----------
UNIT TRANSACTIONS:
  Purchases..............       637,643        303,214         271,824
  Net transfers..........     1,712,968        221,037       1,291,003
  Surrenders for benefit
   payments and fees.....        (5,990)        (2,662)        (21,468)
  Net annuity
   transactions..........       --             --              --
                             ----------       --------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....     2,344,621        521,589       1,541,359
                             ----------       --------      ----------
  Total increase in net
   assets................     3,093,291        566,061       1,542,541
NET ASSETS:
  Beginning of period....       --             --              --
                             ----------       --------      ----------
  End of period..........    $3,093,291       $566,061      $1,542,541
                             ==========       ========      ==========

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                         AMERICAN FUNDS
                                         AMERICAN FUNDS   GLOBAL SMALL   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                            TECHNOLOGY   GLOBAL GROWTH   CAPITALIZATION      GROWTH      GROWTH-INCOME   INTERNATIONAL
                           SUB-ACCOUNT*  SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**   SUB-ACCOUNT**
                           ------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment (loss)
   income................        (259)     $   (4,282)      $ (2,080)      $  (20,409)     $  (12,307)     $   (5,958)
  Capital gains income...      --             --             --               --              --              --
  Net realized (loss)
   gain on security
   transactions..........      --                 (38)           284              217               5             314
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (24,959)       (165,793)       (75,740)        (505,508)        154,986        (252,556)
                             --------      ----------       --------       ----------      ----------      ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (25,218)       (170,113)       (77,536)        (525,700)        142,684        (258,200)
                             --------      ----------       --------       ----------      ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............     363,163       1,318,072        738,263        6,962,472       3,425,872       1,868,332
  Net transfers..........      91,475         482,883        136,158        1,279,672       1,126,806         518,879
  Surrenders for benefit
   payments and fees.....      (1,299)        --             --               (22,231)         (6,198)         (5,213)
  Net annuity
   transactions..........      --              (2,852)          (709)         --              --              --
                             --------      ----------       --------       ----------      ----------      ----------
  Net increase in net
   assets resulting from
   unit transactions.....     453,339       1,798,103        873,712        8,219,913       4,546,480       2,381,998
                             --------      ----------       --------       ----------      ----------      ----------
  Net increase in net
   assets................     428,121       1,627,990        796,176        7,694,213       4,689,164       2,123,798
NET ASSETS:
  Beginning of period....      --             --             --               --              --              --
                             --------      ----------       --------       ----------      ----------      ----------
  End of period..........    $428,121      $1,627,990       $796,176       $7,694,213      $4,689,164      $2,123,798
                             ========      ==========       ========       ==========      ==========      ==========


                            MFS CAPITAL
                           OPPORTUNITIES
                           SUB-ACCOUNT**
                           -------------
OPERATIONS:
  Net investment (loss)
   income................   $   (4,577)
  Capital gains income...      --
  Net realized (loss)
   gain on security
   transactions..........           18
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (126,884)
                            ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (131,443)
                            ----------
UNIT TRANSACTIONS:
  Purchases..............    1,582,816
  Net transfers..........      386,091
  Surrenders for benefit
   payments and fees.....       (4,281)
  Net annuity
   transactions..........      --
                            ----------
  Net increase in net
   assets resulting from
   unit transactions.....    1,964,626
                            ----------
  Net increase in net
   assets................    1,833,183
NET ASSETS:
  Beginning of period....      --
                            ----------
  End of period..........   $1,833,183
                            ==========


OPERATIONS:
  Net investment (loss)
   income
  Capital gains income
  Net realized gain on
   security transactions
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period
  Net increase in net
   assets resulting from
   operations
UNIT TRANSACTIONS:
  Purchases
  Net transfers
  Surrenders for benefit
   payments and fees
  Net annuity
   transactions
  Net increase in net
   assets resulting from
   unit transactions
  Total increase in net
   assets
NET ASSETS:
  Beginning of period
  End of period

 **  From inception, September 7, 1999, to December 31, 1999.
***  From inception, September 20, 1999, to December 31, 1999.
**** Formerly Mid-Cap Growth Sub-Account; change effective September 8, 1999.

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2000

                           MFS EMERGING
                              GROWTH       MFS GROWTH
                           SUB-ACCOUNT**  SUB-ACCOUNT**
                           -------------  -------------
OPERATIONS:
  Net investment (loss)
   income................   $   (8,282)    $   (3,276)
  Capital gains income...      --             --
  Net realized (loss)
   gain on security
   transactions..........         (131)            39
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (359,014)       (93,813)
                            ----------     ----------
  Net (decrease) increase
   in net assets
   resulting from
   operations............     (367,427)       (97,050)
                            ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............    2,972,705        924,868
  Net transfers..........      435,469        292,427
  Surrenders for benefit
   payments and fees.....       (4,255)        (2,741)
  Net annuity
   transactions..........      --             --
                            ----------     ----------
  Net increase in net
   assets resulting from
   unit transactions.....    3,403,919      1,214,554
                            ----------     ----------
  Net increase in net
   assets................    3,036,492      1,117,504
NET ASSETS:
  Beginning of period....      --             --
                            ----------     ----------
  End of period..........   $3,036,492     $1,117,504
                            ==========     ==========

 **  From inception, July 24, 2000, to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                                            FRANKLIN          FRANKLIN       TEMPLETON
                            MFS GROWTH         MFS         FRANKLIN         STRATEGIC      MUTUAL SHARES     DEVELOPING
                            WITH INCOME   TOTAL RETURN     SMALL CAP    INCOME SECURITIES    SECURITIES    MARKETS EQUITY
                           SUB-ACCOUNT**  SUB-ACCOUNT**  SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT**   SUB-ACCOUNT**
                           -------------  -------------  -------------  -----------------  --------------  --------------
OPERATIONS:
  Net investment (loss)
   income................   $   (2,720)    $   (1,994)    $   (4,265)       $ 25,925          $ (1,384)       $   (346)
  Capital gains income...      --             --             --              --                --              --
  Net realized (loss)
   gain on security
   transactions..........          (27)             4             (3)             (2)                9               1
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................       (6,694)        39,419       (195,022)        (15,994)           24,922          (5,714)
                            ----------     ----------     ----------        --------          --------        --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............       (9,441)        37,429       (199,290)          9,929            23,547          (6,059)
                            ----------     ----------     ----------        --------          --------        --------
UNIT TRANSACTIONS:
  Purchases..............      970,157        670,889      1,364,098         348,954           264,695          82,391
  Net transfers..........      277,543        330,959        363,235         167,918           239,048          39,288
  Surrenders for benefit
   payments and fees.....       (4,872)          (703)        (2,196)         (4,210)           (2,551)            (39)
  Net annuity
   transactions..........      --             --             --              --                --              --
                            ----------     ----------     ----------        --------          --------        --------
  Net increase in net
   assets resulting from
   unit transactions.....    1,242,828      1,001,145      1,725,137         512,662           501,192         121,640
                            ----------     ----------     ----------        --------          --------        --------
  Net increase in net
   assets................    1,233,387      1,038,574      1,525,847         522,591           524,739         115,581
NET ASSETS:
  Beginning of period....      --             --             --              --                --              --
                            ----------     ----------     ----------        --------          --------        --------
  End of period..........   $1,233,387     $1,038,574     $1,525,847        $522,591          $524,739        $115,581
                            ==========     ==========     ==========        ========          ========        ========


                           TEMPLETON GROWTH
                              SECURITIES
                            SUB-ACCOUNT**
                           ----------------
OPERATIONS:
  Net investment (loss)
   income................      $ (1,324)
  Capital gains income...       --
  Net realized (loss)
   gain on security
   transactions..........            11
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................        24,397
                               --------
  Net (decrease) increase
   in net assets
   resulting from
   operations............        23,084
                               --------
UNIT TRANSACTIONS:
  Purchases..............       436,100
  Net transfers..........       158,097
  Surrenders for benefit
   payments and fees.....          (289)
  Net annuity
   transactions..........       --
                               --------
  Net increase in net
   assets resulting from
   unit transactions.....       593,908
                               --------
  Net increase in net
   assets................       616,992
NET ASSETS:
  Beginning of period....       --
                               --------
  End of period..........      $616,992
                               ========

 **  From inception, July 24, 2000, to December 31, 2000.

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT THREE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

 1.  ORGANIZATION:

    Separate Account Three (the Account) is a separate investment account within Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractowners of the Company in various mutual funds (the Funds) as directed by the contractowners.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2000.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) MORTALITY AND EXPENSE UNDERTAKINGS--The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.50% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

   b) DEDUCTION OF ANNUAL MAINTENANCE FEE--Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts. These charges are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-32 ____________________________________

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 2000 and 1999, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2000. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2000.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000 in conformity with statutory accounting practices as described in Note 2.

Hartford, Connecticut
January 25, 2001                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
 ------------------------------------------------------------------------------
                                                         2000          1999
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $ 1,181,509   $ 1,465,815
   Common Stocks                                           38,064        42,430
   Mortgage Loans                                          34,639        63,784
   Policy Loans                                            80,795        59,429
   Cash and Short-Term Investments                         65,526       267,579
   Other Invested Assets                                    1,150         2,892
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS     1,401,683     1,901,929
 ------------------------------------------------------------------------------
   Investment Income Due and Accrued                       21,605        21,069
   Other Assets                                           126,033        39,576
   Separate Account Assets                             45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate Reserves for Future Benefits             $   643,227   $   591,621
   Policy and Contract Claim Liabilities                   10,733         7,677
   Liability for Premium and Other Deposit Funds        1,565,998     1,969,262
   Asset Valuation Reserve                                  2,743         4,935
   Payable to Affiliates                                   20,917        14,084
   Accrued Expense Allowances and Other Amounts Due
    From Separate Accounts                             (1,461,556)   (1,377,927)
   Remittances and Items Not Allocated                    120,810       111,582
   Other Liabilities                                      107,186       118,464
   Separate Account Liabilities                        45,343,327    44,865,042
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    46,353,385    46,304,740
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common Stock                                             2,500         2,500
   Gross Paid-In and Contributed Surplus                  226,043       226,043
   Unassigned Funds                                       310,720       294,333
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS       539,263       522,876
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $46,892,648   $46,827,616
 ------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                        FOR THE YEARS ENDED DECEMBER 31,
 -----------------------------------------------------------------------------------------
                                                         2000         1999         1998
 -----------------------------------------------------------------------------------------
 REVENUES
   Premiums and Annuity Considerations                $  772,847   $  621,789   $  469,343
   Annuity and Other Fund Deposits                     4,201,953    2,991,363    2,051,251
   Net Investment Income                                 107,937      122,322      129,982
   Commissions and Expense Allowances on
    Reinsurance Ceded                                    121,671      379,905      444,241
   Reserve Adjustment on Reinsurance Ceded             1,287,942    1,411,342    3,185,590
   Fee Income                                            827,674      647,565      448,260
   Other Revenues                                          2,782          842        9,930
 -----------------------------------------------------------------------------------------
                                     TOTAL REVENUES    7,322,806    6,175,128    6,738,597
 -----------------------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Death and Annuity Benefits                             57,001       47,372       43,152
   Disability and Other Benefits                           5,827        6,270        6,352
   Surrenders and Other Fund Withdrawals               3,567,723    1,250,813      739,663
   Commissions                                           490,630      467,338      435,994
   Increase (Decrease) in Aggregate Reserves for
    Future Benefits                                       57,316       12,481      (10,711)
   (Decrease) Increase in Liability for Premium and
    Other Deposit Funds                                 (403,594)     (47,852)     218,642
   General Insurance Expenses                            253,565      192,196      190,979
   Net Transfers to Separate Accounts                  3,218,126    4,160,501    4,956,007
   Other Expenses                                         26,782       35,385       22,091
 -----------------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    7,273,376    6,124,504    6,602,169
 -----------------------------------------------------------------------------------------
   Net Gain from Operations Before Federal Income
    Tax Expense (Benefit)                                 49,430       50,624      136,428
   Federal Income Tax Expense (Benefit)                   24,549      (10,231)      35,887
 -----------------------------------------------------------------------------------------
                           NET GAIN FROM OPERATIONS       24,881       60,855      100,541
 -----------------------------------------------------------------------------------------
   Net Realized Capital (Losses) Gains, after tax         (2,922)     (36,428)       2,085
 -----------------------------------------------------------------------------------------
                                         NET INCOME   $   21,959   $   24,427   $  102,626
 -----------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                      FOR THE YEARS ENDED DECEMBER 31,
 --------------------------------------------------------------------------------------
                                                        2000        1999        1998
 --------------------------------------------------------------------------------------
 COMMON STOCK,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                          $  2,500    $  2,500    $  2,500
 --------------------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 --------------------------------------------------------------------------------------
   Beginning and End of Year                           226,043     226,043     226,043
 --------------------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, Beginning of Year                          294,333     247,969     143,257

   Net Income                                           21,959      24,427     102,626
   Change in Net Unrealized Capital (Losses) Gains
    on Common Stocks and Other Invested Assets          (4,653)      2,258       1,688
   Change in Reserve Valuation Basis                     5,711          --          --
   Change in Asset Valuation Reserve                     2,192      16,847      (8,112)
   Change in Non-Admitted Assets                        (3,646)      6,557      (1,277)
   Credit on Reinsurance Ceded                          (5,176)     (3,725)      9,787
 --------------------------------------------------------------------------------------
                               BALANCE, END OF YEAR    310,720     294,333     247,969
 --------------------------------------------------------------------------------------
 CAPITAL AND SURPLUS,
 --------------------------------------------------------------------------------------
   End of Year                                        $539,263    $522,876    $476,512
 --------------------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                           FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------
                                             2000        1999        1998
----------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations     $4,969,266  $3,613,217  $2,520,655
  Net Investment Income                      106,844     122,998     127,425
  Fee Income                                 827,674     647,565     448,260
  Commissions and Expense Allowances on
   Reinsurance Ceded                       1,403,553   1,787,523   3,624,256
  Other Income                                   179      11,800      20,448
                                          ----------  ----------  ----------
    Total Income                           7,307,516   6,183,103   6,741,044
                                          ----------  ----------  ----------
  Benefits Paid                            3,628,860   1,303,801     790,051
  Federal Income Tax Payments
   (Recoveries)                               74,791      (8,815)     25,780
  Net Transfers to Separate Accounts       3,289,217   4,364,914   5,222,144
  Other Expenses                             789,601     669,525     626,240
                                          ----------  ----------  ----------
    Total Benefits and Expenses            7,782,469   6,329,425   6,664,215
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
                    OPERATING ACTIVITIES    (474,953)   (146,322)     76,829
----------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                      731,046     753,358     633,926
  Common Stocks                                  979         939      34,010
  Mortgage Loans                              33,304      53,704      85,275
  Other                                        1,718       1,490      19,990
                                          ----------  ----------  ----------
    Investment Proceeds                      767,047     809,491     773,201
                                          ----------  ----------  ----------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                      454,987     804,947     586,913
  Common Stocks                                  484         464       7,012
  Mortgage Loans                               3,881      57,665      59,702
  Other                                       21,366      14,211      11,847
                                          ----------  ----------  ----------
    Total Investments Acquired               480,718     877,287     665,474
----------------------------------------------------------------------------
         NET CASH PROVIDED BY (USED FOR)
                    INVESTING ACTIVITIES  $  286,329  $  (67,796) $  107,727
----------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided             (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
         NET CASH (USED FOR) PROVIDED BY
             FINANCING AND MISCELLANEOUS
                              ACTIVITIES     (13,429)     11,742     (24,033)
----------------------------------------------------------------------------
  Net (decrease) increase in cash and
   short-term investments                   (202,053)   (202,376)    160,523
  Cash and Short-Term Investments,
   Beginning of Year                         267,579     469,955     309,432
----------------------------------------------------------------------------
  CASH AND SHORT-TERM INVESTMENTS, END
   OF YEAR                                $   65,526  $  267,579  $  469,955
----------------------------------------------------------------------------

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE STATUTORY BASIS FINANCIAL
                                  STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 2000
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford"). Pursuant to an initial public offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. On June 27, 2000, The Hartford acquired all of the outstanding common shares of HLI not already owned by The Hartford ("The Hartford Acquisition"). As a result of The Hartford Acquisition, HLI became a direct subsidiary of Hartford Fire Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and accounting principles generally accepted in the United States ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than, as required under GAAP, establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting vs. tax return purposes;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                     2000            1999            1998
                                                                   -----------------------------------------
GAAP Net Income                                                    $ 140,954       $  75,654       $  74,525
Deferral and amortization of policy acquisition costs, net          (218,151)       (272,171)       (331,882)
Change in unearned revenue reserve                                    54,255         (64,915)         23,118
Deferred taxes                                                        27,039          57,833           2,476
Separate account expense allowance                                    71,092         214,388         259,287
Asset impairments and write-downs                                         --         (17,250)         17,250
Benefit reserve adjustment                                           (70,248)         11,491           5,360
Gain on commutation of reinsurance (Note 4)                               --              --          52,026
Prepaid reinsurance premium                                           (3,007)         (3,524)         (4,204)
Statutory voluntary reserve                                               --          (6,286)             --
Other, net                                                            20,025          29,207           4,670
                                                                   -----------------------------------------
                                      STATUTORY NET INCOME         $  21,959       $  24,427       $ 102,626
                                                                   -----------------------------------------

GAAP Stockholder's Equity                                          $ 826,049       $ 676,428       $ 648,097
Deferred policy acquisition costs                                  (2,105,975)     (1,887,824)     (1,615,653)
Unearned revenue reserve                                             150,220          95,965         160,951
Deferred taxes                                                       181,027         122,105          68,936
Separate account expense allowance                                 1,469,122       1,398,030       1,183,642
Asset impairments and write-downs                                         --              --          17,250
Unrealized (gains) losses on investments                             (13,933)         26,292         (24,955)
Benefit reserve adjustment                                            16,574          81,111          69,233
Asset valuation reserve                                               (2,743)         (4,935)        (21,782)
Prepaid reinsurance premium                                          (10,735)         (7,728)         (4,204)
Statutory voluntary reserve                                           (6,286)         (6,286)             --
Other, net                                                            35,943          29,718          (5,003)
                                                                   -----------------------------------------
                             STATUTORY CAPITAL AND SURPLUS         $ 539,263       $ 522,876       $ 476,512
                                                                   -----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2000 (including general and separate account liabilities) is as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     3,205         0.0%
At book value, less current surrender charge of 5% or more               966,665         2.2%
At market value                                                       42,542,387        96.3%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          43,512,257        98.5%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                            597,207         1.4%
Not subject to discretionary withdrawal:                                  44,577         0.1%
                                                                     -----------------------
                                                TOTAL, GROSS          44,154,041       100.0%
Reinsurance ceded                                                             --         0.0%
                                                                     -----------
                                                  TOTAL, NET         $44,154,041       100.0%
                                                                     -----------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $2,743, $4,935 as of December 31, 2000 and 1999 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the original life of the bond or mortgage sold. The IMR balance as of December 31, 2000 and 1999 were asset balances of $3,582 and $981, respectively, and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital (losses) gains transferred to the IMR in 2000, 1999 and 1998 were $(3,096), $(1,255) and $852, respectively. The amount of (expense) income amortized from the IMR in 2000, 1999 and 1998 included in the Company's Statements of Operations, was $(495), $178, and $(207), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles (Codification) in March 1998. The effective date for the statutory accounting guidance was January 1, 2001. The Company's domiciliary state has adopted Codification, and the Company has made the necessary changes in its statutory reporting required for implementation. The Company has determined that the overall impact of applying the new guidance will result in a one-time statutory cumulative transition benefit of approximately $5,000 in statutory surplus.

3. INVESTMENTS:

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                      For the years ended December 31,
                                                                   --------------------------------------
                                                                     2000           1999           1998
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $ 95,980       $113,646       $123,370
Interest income from policy loans                                     4,923          3,494          3,133
Interest and dividends from other investments                         8,568          6,371          4,482
                                                                   --------------------------------------
Gross investment income                                             109,471        123,511        130,985
Less: investment expenses                                             1,534          1,189          1,003
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $107,937       $122,322       $129,982
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $  2,401       $    561       $ 10,905
Gross unrealized capital losses                                      (3,319)        (6,441)          (833)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                  (918)        (5,880)        10,072
Balance, beginning of year                                           (5,880)        10,072         21,451
                                                                   --------------------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS       $  4,962       $(15,952)      $(11,379)
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS

                                                                     2000           1999           1998
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    509       $  2,508       $  2,204
Gross unrealized capital losses                                      (2,113)           (24)        (1,871)
                                                                   --------------------------------------
Net unrealized capital (losses) gains                                (1,604)         2,484            333
Balance, beginning of year                                            2,484            333         (1,283)
                                                                   --------------------------------------
   CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON
                                                      STOCKS       $ (4,088)      $  2,151       $  1,616
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                     2000           1999           1998
Bonds and short-term investments                                   $ (8,128)      $(37,959)      $  1,314
Common stocks                                                           217            104          1,624
Other invested assets                                                    10            172             (1)
                                                                   --------------------------------------
Realized capital (losses) gains                                      (7,901)       (37,683)         2,937
Capital gains tax benefit                                            (1,883)            --             --
                                                                   --------------------------------------
Net realized capital (losses) gains                                  (6,018)       (37,683)         2,937
Less: amounts transferred to the IMR                                 (3,096)        (1,255)           852
                                                                   --------------------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS       $ (2,922)      $(36,428)      $  2,085
                                                                   --------------------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $740,995, $1,367,027 and $1,354,563, gross realized capital gains of $710, $1,106, and $1,705 and gross realized capital losses of $8,838, $39,065, and $391, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 2000, 1999 and 1998 resulted in proceeds of $979, $939, and $33,088, gross realized capital gains of $218, $115, and $1,688 and gross realized capital losses of $1, $11, and $64, respectively.

(e) DERIVATIVE INVESTMENTS

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 2000
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  668      $   --        $  --       $   --        $  10        $--      $   10
Other bonds and notes                   513           7            7           --           20         --          34
Short-term investments                   39          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,220           7            7           --           30         --          44
Other investments                        40          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,260      $    7        $   7       $   --        $  30        $--      $   44
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $1,642      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $--      $   94
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $   1       $   --        $  --        $--      $    1
                                     ----------------------------------------------------------------------------------

     SUMMARY OF DERIVATIVE INSTRUMENTS -- (MARKET VALUE & NOTIONAL AMOUNTS)
                            AS OF DECEMBER 31, 1999
                                 (IN MILLIONS)

                                      Total   Issued Caps,   Purchased                              Foreign     Total
                                     Market     Floors &    Caps, Floors             Interest Rate  Currency  Notional
                                      Value     Options      & Options     Futures       Swaps       Swaps     Amount
                                     ----------------------------------------------------------------------------------
Total asset-backed securities        $  710      $   --        $  --       $   --        $  20        $--      $   20
Other bonds and notes                   750           7            7           --           10          6          30
Short-term investments                  228          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
Total bonds and notes                 1,688           7            7            0           30          6          50
Other investments                        72          --           --           --           --         --          --
                                     ----------------------------------------------------------------------------------
                  TOTAL INVESTMENTS  $1,760      $    7        $   7       $   --        $  30        $ 6      $   50
                                     ----------------------------------------------------------------------------------
   DEPOSIT FUNDS AND OTHER BENEFITS  $2,051      $   --        $  50       $   --        $  --        $--      $   50
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                     NOTIONAL VALUE              $    7        $  57       $   --        $  30        $ 6      $  100
                                     ----------------------------------------------------------------------------------
   TOTAL DERIVATIVE INSTRUMENTS --
                         FAIR VALUE              $   --        $  --       $   --        $  --        $--      $   --
                                     ----------------------------------------------------------------------------------

(f) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2000.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    6,164    $   62     $    (7)   $    6,219
  --Guaranteed and sponsored -- asset backed                          123,714        --          --       123,714
States, municipalities and political subdivisions                         401         6          --           407
International governments                                               7,289       271          --         7,560
Public utilities                                                       17,797        --          --        17,797
All other corporate -- excluding asset-backed                         360,599     2,062      (3,312)      359,349
All other corporate -- asset-backed                                   544,620        --          --       544,620
Short-term investments                                                 38,813        --          --        38,813
Certificates of deposit                                                    --        --          --            --
Parents, subsidiaries and affiliates                                  121,420        --          --       121,420
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,220,817    $2,401     $(3,319)   $1,219,899
                                                                   ----------------------------------------------

                                                                                 December 31, 2000
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,284    $  509     $   (61)   $    4,732
Common stock -- affiliated                                             35,384        --      (2,052)       33,332
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,668    $  509     $(2,113)   $   38,064
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                   Amortized   Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  --Guaranteed and sponsored                                       $    4,768    $    1     $   (37)   $    4,732
  --Guaranteed and sponsored -- asset backed                          170,746        --          --       170,746
States, municipalities and political subdivisions                      10,401        --         (48)       10,353
International governments                                               7,351        94         (15)        7,430
Public utilities                                                       18,413        92         (73)       18,432
All other corporate -- excluding asset-backed                         592,233       374      (6,194)      586,413
All other corporate -- asset-backed                                   539,688        --          --       539,688
Short-term investments                                                228,105        --          --       228,105
Certificates of deposit                                                 5,158        --         (74)        5,084
Parents, subsidiaries and affiliates                                  117,057        --          --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920    $  561     $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                                 December 31, 1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross     Estimated
                                                                               Unrealized  Unrealized     Fair
                                                                      Cost       Gains       Losses      Value
                                                                   ----------------------------------------------
Common stock -- unaffiliated                                       $    4,562    $1,105     $   (24)   $    5,643
Common stock -- affiliated                                             35,384     1,403          --        36,787
                                                                   ----------------------------------------------
                                              TOTAL COMMON STOCKS  $   39,946    $2,508     $   (24)   $   42,430
                                                                   ----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2000 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                                              2000
                                                  -----------------------------
                                                  Amortized          Estimated
                                                     Cost            Fair Value
                                                  -----------------------------
MATURITY
One year or less                                  $  301,083         $  300,857
Over one year through five years                     449,486            449,149
Over five years through ten years                    380,551            380,264
Over ten years                                        89,697             89,629
                                                  -----------------------------
                                           TOTAL  $1,220,817         $1,219,899
                                                  -----------------------------

Bonds with a carrying value of $3,504 were on deposit as of December 31, 2000 with various regulatory authorities as required.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):

The carrying amount and fair value of the Company's financial instruments at December 31, 2000 and 1999 were as follows:

                                                                2000                 1999
                                                         ----------------------------------------
                                                                   Estimated            Estimated
                                                         Carrying    Fair     Carrying    Fair
                                                          Amount     Value     Amount     Value
                                                         ----------------------------------------
ASSETS
  Bonds and short-term investments                       $ 1,221    $ 1,220   $ 1,694    $ 1,688
  Common stocks                                               38         38        42         42
  Policy loans                                                81         81        59         59
  Mortgage loans                                              35         35        64         64
  Other invested assets                                        1          1         3          3
LIABILITIES
  Deposit funds and other benefits                       $ 1,642    $ 1,592   $ 2,051    $ 2,017
                                                         ----------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly. In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 2000 and 1999.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
2000
Aggregate Reserves for Future Benefits                   $  900,216  $    --  $  (256,989) $  643,227
Policy and Contract Claim Liabilities                    $   16,084  $    --  $    (5,351) $   10,733
Premium and Annuity Considerations                       $  839,447  $   986  $   (67,586) $  772,847
Annuity and Other Fund Deposits                          $5,730,269  $    --  $(1,528,316) $4,201,953
Death, Annuity, Disability and Other Benefits            $   77,524  $ 1,542  $   (16,238) $   62,828
Surrenders                                               $3,684,103  $    --  $  (116,380) $3,567,723

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1999
Aggregate Reserves for Future Benefits                   $  784,502  $    53  $  (192,934) $  591,621
Policy and Contract Claim Liabilities                    $    7,827  $   203  $      (353) $    7,677
Premium and Annuity Considerations                       $  674,219  $ 1,261  $   (53,691) $  621,789
Annuity and Other Fund Deposits                          $6,195,917  $    --  $(3,204,554) $2,991,363
Death, Annuity, Disability and Other Benefits            $   65,251  $ 1,104  $   (12,713) $   53,642
Surrenders                                               $2,541,449  $    --  $(1,290,636) $1,250,813

                                                           Direct    Assumed     Ceded        Net
                                                         --------------------------------------------
1998
Aggregate Reserves for Future Benefits                   $  713,375  $    50  $  (134,285) $  579,140
Policy and Contract Claim Liabilities                    $    5,895  $    85  $      (313) $    5,667
Premium and Annuity Considerations                       $  483,328  $24,954  $   (38,939) $  469,343
Annuity and Other Fund Deposits                          $6,461,470  $    --  $(4,410,219) $2,051,251
Death, Annuity, Disability and Other Benefits            $   64,331  $ 1,574  $   (16,401) $   49,504
Surrenders                                               $1,481,797  $    --  $  (742,134) $  739,663

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. Beginning in 2000, The Hartford and its subsidiaries will file a single consolidated Federal income tax return. The life insurance companies filed a separate consolidated Federal income tax return for 1999 and 1998. Federal income taxes paid (received) by the Company for operations and capital gains (losses) were $74,791, $(8,815), and $25,780 in 2000, 1999 and 1998, respectively. The effective tax (benefit) rate was 51%,
(73)%, and 27% in 2000, 1999 and 1998, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains (losses)) at the U.S. Federal Statutory rate to Federal income tax expense (benefit) (in millions) for the years ended December 31:

                                                                     2000         1999         1998
                                                                     ------------------------------
Tax provision at U.S. Federal Statutory rate                         $ 16         $  5         $ 48
Tax deferred acquisition costs                                         22           31           25
Statutory to tax reserve differences                                    3           (7)           8
Investments                                                           (15)         (31)         (60)
Other                                                                  (3)          (8)          15
                                                                     ------------------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE         $ 23         $(10)        $ 36
                                                                     ------------------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to pay policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 2000, 1999 or 1998. The amount available for dividend in 2001 is approximately $53,676.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $648, $762 and $1,045 for 2000, 1999 and 1998, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2000, 1999 or 1998.

The assumed rate in the per capita cost of health care (the health care trend rate) was 6.5% for 2000, decreasing ratably to 5.0% in the year 2007. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In addition, The Hartford allocates 0.5% of base salary to the plan for each eligible employee. Matching contributions are used to acquire common stock of The Hartford. The cost to the Company for the above-mentioned plan was approximately $2 million, $1 million and $1 million for 2000, 1999 and 1998, respectively.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $45.3 billion and $44.9 billion as of December 31, 2000 and 1999, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $622 million, $493 million, and $363 million in 2000, 1999 and 1998, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,212, $523 and $1,043 in 2000, 1999, and 1998, respectively, of which $1,074, $318, and $995 in 2000, 1999 and 1998, respectively were estimated to be creditable against premium taxes.

(c) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax related matters for all open tax years.

11. SUBSEQUENT EVENTS:

On January 25, 2001, The Hartford, through HLI, agreed to acquire the U.S. individual life insurance, annuity and mutual fund businesses of Fortis for $1.12 billion in cash. The Hartford will effect the acquisition through several reinsurance agreements with subsidiaries of Fortis and the purchase of 100% of the stock of Fortis Advisors, Inc. and Fortis Investors, Inc., wholly-owned subsidiaries of Fortis. The Fortis transaction, which is subject to insurance regulatory approval and other customary conditions, is expected to be completed in the second quarter of 2001. The Hartford plans to finance the transaction through the issuance of debt and equity securities.

                                    PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the board of directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(2)

          (3)  (b) Form of Dealer Agreement.(2)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(1)

          (5)  Form of Application.(1)

          (6)  (a) Certificate of Incorporation of Hartford.(3)

          (6)  (b) Bylaws of Hartford.(3)

          (7)  Not applicable.

          (8)  Form of Fund Participation Agreement.(4)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted.

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

         (16) Organizational Chart.
----------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-80732, dated May 1, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-80732, dated May 1, 1996.
(3) Incorporated by reference to Post-Effective Amendment No. 7, to the Registration Statement File No. 333-69487, filed on April 9, 2001.
(4) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement File No. 333-91921, filed on August 25, 2000.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------

NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and Corporate Secretary,
                                             Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes election to Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of January 31, 2001, there were 33,120 Contract Owners.

Item 28. Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two
            (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
            (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
            (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
            (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
            (NQ Variable Account)
          Hartford Life Insurance Company - Separate Account Ten, formerly known as Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten,
            formerly known as Putnam Capital Manager Trust Separate Account Two Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

    (b)   Directors and Officers of HSD

                                       POSITIONS AND OFFICES
               NAME                       WITH UNDERWRITER
               ----                    ---------------------

          David A. Carlson           Vice President
          Peter W. Cummins           Senior Vice President
          Bruce W. Ferris            Vice President
          David T. Foy               Treasurer
          George R. Jay              Controller
          Ryan Johnson               Vice President
          Thomas M. Marra            President, Director
          Christine Hayer Repasy     Senior Vice President, General Counsel
                                           and Corporate Secretary
          Lowndes A. Smith           Chairman of the Board and
                                           Chief Executive Officer, Director
          John C. Walters            Executive Vice President, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

      (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

      (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

           The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 9th day of April, 2001.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE
          (Registrant)

*By: Thomas M. Marra                          *By:   /s/ Marianne O'Doherty
    ------------------------------------           ---------------------------
     Thomas M. Marra, President                     Marianne O'Doherty
                                                    Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By: Thomas M. Marra
    ------------------------------------
     Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,  By: /s/ Marianne O'Doherty
     General Counsel and Corporate Secretary,      -----------------------
     Director*                                          Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &               Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,      Date: April 9, 2001
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*


333-52707

                                EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.